As filed with the Securities and Exchange Commission on November 9, 2009
Securities Act File No. [ ]

UNITED STATES SECURITIES AND EXCHANGE COMMISSION WASHINGTON, DC 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ X ]

[ ] Pre-Effective Amendment No._____ [ ] Post-Effective Amendment No._____ (Check appropriate box or boxes) JACOB INTERNET FUND INC. (Exact Name of Registrant as Specified in Charter)

(310) 421-4942
(Registrant’s Area Code and Telephone Number)

c/o Jacob Asset Management of New York LLC
653 Manhattan Beach Blvd. # J, Manhattan Beach, CA 90266
(Address of Principal Executive Offices)
(Number, Street, City, State, Zip Code)

Ryan I. Jacob, c/o Jacob Asset Management of New York LLC
653 Manhattan Beach Blvd. # J, Manhattan Beach, CA 90266
(Name and Address of Agent for Service of Process)
(Number, Street, City, State, Zip Code)

With Copies to: Michael P. O’Hare, Esq. Stradley, Ronon, Stevens & Young, LLP 2600 One Commerce Square Philadelphia, PA 19103

Approximate Date of Public Offering: As soon as practicable after this Registration Statement becomes effective.

Title of securities being registered: Shares of common stock, with a par value of $0.001, of Jacob Small Cap Growth Fund series of Jacob Internet Fund Inc. No filing fee is due because Registrant is relying on section 24(f) of the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective on December 10, 2009, pursuant to Rule 488.

ROCKLAND SMALL CAP GROWTH FUND (a series of The Rockland Funds Trust) P.O. Box 701 Milwaukee, Wisconsin 53201-0701 Telephone: 1-800-497-3933

[December __], 2009 Dear Shareholder:

I am writing to let you know that a special meeting of the shareholders of the Rockland Small Cap Growth Fund (the “Rockland Fund”) will be held on [_________________, ________]. The purpose of the meeting is to vote on a proposal to reorganize the Rockland Fund into the Jacob Small Cap Growth Fund (the “Jacob Fund”). The Jacob Fund is a new small cap growth mutual fund within the Jacob Funds group that was formed to be the successor to the Rockland Fund and will be managed by Jacob Asset Management of New York LLC (“Jacob”). If you were a shareholder of record in the Rockland Fund as of the close of business on September 23, 2009, you have the opportunity to vote on the proposal.

Because of the relatively small size of the Rockland Fund, the fund’s investment adviser, Gould Investment Partners LLC (“GIP”) and the fund’s Board of Trustees concluded that the Rockland Fund may not continue to be a competitive investment option on a long-term basis. GIP and the Board explored various options for the Rockland Fund, including the possible liquidation of the fund. After careful consideration, GIP recommended and the Board determined that the best course of action was to reorganize the Rockland Fund into the Jacob Fund. Accordingly, GIP has entered into an agreement to sell its Rockland Fund advisory business to Jacob, with the understanding that the Rockland Fund would be reorganized into the Jacob Fund.

The Trustees recommend that you vote for the proposed reorganization. Should the reorganization be approved by shareholders of the Rockland Fund and other conditions to the reorganization be satisfied, your current shares in the Rockland Fund will be exchanged for shares of the Jacob Fund. More information on the specific details of the Jacob Fund and reasons for the proposed reorganization is contained in the enclosed combined Prospectus/Proxy Statement.

Although we are disappointed that the Rockland Fund has not grown sufficiently in size to allow it to continue to be a competitive long-term investment vehicle, we believe that shareholders will be well served by the proposed reorganization, which will allow them to remain invested in a similar fund, and retain valuable tax benefits.

Please read the enclosed materials carefully and vote your shares promptly. Your vote is extremely important, no matter how large or small your holdings may be, and even if you no longer own your shares.

Voting is quick and easy. You can cast your vote on the internet, by touch-tone telephone, or by completing and returning the proxy card enclosed in this package. Voting instructions are on page 3 and on the attached Proxy Card. If we do not hear from you after a reasonable amount of time, you may receive a call from our proxy solicitor, [_______], reminding you to vote. If you have any questions before you vote, please call [ ]. Thank you for your participation in this important initiative.

Sincerely,

Richard H. Gould President, The Rockland Funds Trust

ROCKLAND SMALL CAP GROWTH FUND (a series of The Rockland Funds Trust) P.O. Box 701 Milwaukee, Wisconsin 53201-0701 Telephone: 1-800-497-3933

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
TO BE HELD ON DECEMBER 28, 2009

To Our Shareholders:

Notice is hereby given that a special meeting of shareholders of the Rockland Small Cap Growth Fund (the “Rockland Fund”) will be held at the offices of Stradley Ronon Stevens and Young, LLP at 2005 Market Street, 26th Floor. Philadelphia, Pennsylvania 19103, on [____________, _______] at [ ], Eastern Time (the “Meeting”). The purpose of the Meeting is to consider and act upon the following proposal, and to transact such other business as may properly come before the Meeting or any adjournments thereof.

Proposal: To approve an Agreement and Plan of Reorganization providing for the (i) transfer of the assets and stated liabilities of the Rockland Small Cap Growth Fund, to the Jacob Small Cap Growth Fund series of Jacob Internet Fund Inc., in exchange solely for shares of common stock of the Jacob Small Cap Growth Fund, and (ii) distribution of such shares pro rata to shareholders of the Rockland Small Cap Growth Fund in connection with its liquidation.

It is not anticipated that any matter other than the approval of this proposal will be brought before the Meeting. If, however, any other business is properly brought before the Meeting, proxies will be voted in accordance with the judgment of the persons designated as proxies or otherwise as described in this Prospectus/Proxy Statement. Shareholders of record of the Rockland Fund at the close of business on September 23, 2009, are entitled to notice of, and to vote at, such Meeting and any adjournments thereof.

You are cordially invited to attend the Meeting. Shareholders are requested and encouraged to vote by proxy via the internet, telephone, or by mail. Please refer to the instructions on page 3 and on the enclosed proxy card. If you intend to attend the Meeting in person, you may register your presence with the registrar and vote your shares in person, even if you have previously voted your shares by proxy. If you properly execute and return the enclosed proxy card in time to be voted at the Meeting, your shares represented by the proxy will be voted at the Meeting in accordance with your instructions. Unless revoked, proxies that have been executed and returned by shareholders without instructions will be voted in favor of the proposal.

The enclosed proxy is being solicited on behalf of the Board of Trustees of The Rockland Funds Trust. The Board of Trustees unanimously recommends that the shareholders of the Rockland Fund vote FOR the Proposal.

By order of the Board of Trustees

Barbara Grosso Secretary, The Rockland Funds Trust [December __], 2009

YOUR VOTE IS IMPORTANT - PLEASE VOTE YOUR SHARES PROMPTLY

Shareholders are invited to attend the Meeting in person. Any shareholder who does not expect to attend the Meeting in person is urged to vote using the internet, touch-tone telephone, or by indicating voting instructions on the enclosed proxy card and mailing the card postage free as described below. In order to avoid unnecessary expense, we ask your cooperation in responding promptly, no matter how large or small your holdings may be.

INSTRUCTIONS FOR EXECUTING PROXY CARD

The following general rules for executing proxy cards may be of assistance to you and help avoid the time and expense involved in validating your vote if you fail to execute your proxy card properly.

1.	Individual Accounts: Your name should be signed exactly as it appears in the registration on the proxy card.
2.	Joint Accounts: Either party may sign, but the name of the party signing should conform exactly to a name shown in the registration.
3.	All other accounts should show the capacity of the individual signing. This can be shown either in the form of the account registration itself or by the individual executing the proxy card. For example:

REGISTRATION	VALID SIGNATURE
A. 1) ABC Corp.	John Smith, Treasurer
2) ABC Corp.	John Smith, Treasurer
c/o John Smith, Treasurer
B. 1) ABC Corp. Profit Sharing Plan	Ann B. Collins, Trustee
2) ABC Trust	Ann B. Collins, Trustee
3) Ann B. Collins, Trustee	Ann B. Collins, Trustee
u/t/d 12/28/78
C. Anthony B. Craft, Cust.	Anthony B. Craft
f/b/o Anthony B. Craft, Jr.
UGMA

INSTRUCTIONS FOR VOTING BY TOUCH-TONE TELEPHONE

1.	Read the Prospectus/Proxy Statement, and have your proxy card handy.
2.	Call the toll-free number indicated on your proxy card.
3.	Enter the number found in the shaded box on the front of your proxy card.
4.	Follow the recorded instructions to cast your vote.

Combined Prospectus/Proxy Statement Dated [December ___], 2009

Acquisition of the Assets and Stated Liabilities of Rockland Small Cap Growth Fund
by and in Exchange for Shares of Jacob Small Cap Growth Fund

This Prospectus/Proxy Statement solicits proxies to be voted at a special meeting of shareholders (the “Meeting”) of Rockland Small Cap Growth Fund (the “Rockland Fund”), a series of The Rockland Funds Trust. At the Meeting, shareholders of the Rockland Fund will be asked to approve an Agreement and Plan of Reorganization (the “Plan”) relating to the reorganization of the Rockland Fund into the Jacob Small Cap Growth Fund (the “Jacob Fund”), as series of Jacob Internet Fund Inc. advised by Jacob Asset Management of New York LLC, as described more fully in the Plan (the “Reorganization”).

The Meeting will be held at the offices of Stradley Ronon Stevens and Young, LLP at 2005 Market Street, 26th Floor. Philadelphia, Pennsylvania 19103, on [____________, _______] at [ ], Eastern Time. The Board of Trustees of The Rockland Funds Trust, on behalf of the Rockland Fund, is soliciting these proxies. This Prospectus/Proxy Statement will first be sent to shareholders on or about [December ___], 2009.

The principal offices of the Rockland Fund are located at 1235 Westlakes Drive, Suite 280, Berwyn, Pennsylvania 19312 and can be reached by calling [ ]. The principal offices of the Jacob Fund are located at 653 Manhattan Beach Blvd. # J, Manhattan Beach, California 90266 and can be reached by calling [ ].

If Rockland Fund shareholders vote to approve the Plan, you will receive Jacob Fund shares having an aggregate net asset value (“NAV”) equivalent to the aggregate NAV of your investment in the Rockland Fund as of the time of the Reorganization. The Rockland Fund will then be liquidated and dissolved.

This Prospectus/Proxy Statement includes information about the proposed Reorganization and the Jacob Fund that you should know before voting on the Plan. You should retain this Prospectus/Proxy Statement for future reference. Additional information about the Jacob Fund and the proposed Reorganization has been filed with the U.S. Securities and Exchange Commission (the “SEC”) and can be found in the following documents which are incorporated into this Prospectus/Proxy Statement by reference:

  The Prospectus of the Jacob Small Cap Growth Fund (contained in the amendment to the Acquiring Fund’s registration statement previously filed via EDGAR under Rule 485(a) on November 10, 2009, Accession No. 0001450789-09-000273). [(Please note that the sentence below will supersede and replace the above sentence in the definitive version of this Part A of the Acquiring Company’s Registration Statement on Form N-14 that is filed with the SEC after the Rule 485(a) amendment referred to in the above sentence is declared effective.) The Prospectus of the Jacob Small Cap Growth Fund dated December __, 2009, accompanying this Proxy Statement/Prospectus.]
  A Statement of Additional Information (“SAI”) dated [December ___], 2009, relating to this Prospectus/Proxy Statement.
  The Prospectus of the Rockland Small Cap Growth Fund dated January 28, 2009, as supplemented and amended to date (the “Rockland Prospectus”).

You may request a free copy of the SAI relating to this Prospectus/Proxy Statement or the Jacob Fund’s Statement of Additional Information or future annual or semiannual reports without charge on the Jacob Fund’s website at www.jacobinternet.com or by calling 1-888-jacob-fx.

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You can obtain copies of the Rockland Fund’s current Prospectus, Statement of Additional Information, or annual or semiannual reports without charge on the Rockland Fund’s website at www.rocklandfunds.com, by calling 1-800-497-3933 or by writing to P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER U.S. GOVERNMENT AGENCY. MUTUAL FUND SHARES INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

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TABLE OF CONTENTS
THE PROPOSAL	6
Summary of the Proposal	6
Comparison of Investment Objectives, Strategies and Risks	6
Comparative Fee Tables and Expense Example	8
Comparison of Fund Performance	9
Comparison of the Rights of Rockland Fund and Jacob Fund Shareholders	10
THE PROPOSED REORGANIZATION	11
Agreement and Plan of Reorganization	11
Reasons for the Reorganization and Trustees’ Considerations	12
Description of the Securities to be Issued	14
Operation of the Jacob Fund Following the Reorganization	14
Capitalization	14
Pro Forma (Estimated) Financial Statements	15
ADDITIONAL INFORMATION ABOUT THE FUNDS	15
Management of the Rockland Fund	15
Management of the Jacob Fund	16
Distribution of Rockland Fund Shares	17
Distribution of Jacob Fund Shares	17
Financial Statements	18
VOTING INFORMATION	18
Solicitation of Votes	19
Quorum and Voting Requirements	20
Effect of Abstention and Broker “Non-Votes”	20
Adjournment	20
OTHER MATTERS	20
FUTURE SHAREHOLDER PROPOSALS	20
RECORD DATE AND OUTSTANDING SHARES	21
INFORMATION ABOUT THE FUNDS	22

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Questions and Answers

The following questions and answers provide an overview of the proposal to reorganize the Rockland Fund into the Jacob Fund. We encourage you also to read the entire Combined Proxy Statement/Prospectus (“Proxy Statement/Prospectus”) and the Prospectus of the Jacob Fund (which is included herewith) carefully for more complete information.

What proposal am I being asked to vote on?

As a Rockland Fund shareholder of record, you are being asked to consider and approve an Agreement and Plan of Reorganization (the “Plan”) under which the Rockland Fund would be reorganized into the Jacob Fund (the “Reorganization”). If approved, shareholders of the Rockland Fund will become shareholders of the Jacob Fund. The Board of Trustees of the Rockland Fund has unanimously approved the proposal and recommends that you vote in favor of the Reorganization by voting to approve the Plan.

Why is the Reorganization being proposed?

Because of the small size and limited prospects for new sales of shares of the Rockland Fund, and the related increase in expense levels, the fund’s investment adviser, Gould Investment Partners LLC (“GIP”), together with the fund’s Board of Trustees, concluded that the Rockland Fund may not continue to be a competitive investment option on a long-term basis. GIP and the Board evaluated various alternatives that would allow shareholders of the Rockland Fund to continue their investment in a small cap growth mutual fund, and also considered the possible liquidation of the fund. After careful consideration, GIP recommended and the Board determined that the best course of action was to reorganize the Rockland Fund into the Jacob Fund. Accordingly, GIP has entered into an agreement to sell its Rockland Fund advisory business to Jacob, if the reorganization of the Rockland Fund into the Jacob Fund is approved.

For more information regarding the factors considered by the Trustees, please refer to the “The Proposed Reorganization – Reasons for the Reorganization and Trustees’ Considerations” section below.

How would the Reorganization benefit shareholders of the Rockland Fund?

Among other features, the Reorganization offers shareholders of the Rockland Fund the opportunity for a tax-free exchange of their Rockland Fund shares for Jacob Fund shares, and to maintain their investment in a small cap growth mutual fund that has similar investment objectives and principal investment strategies as the Rockland Fund and is managed by a seasoned investment adviser. Further, the reorganization also offers shareholders the opportunity to enjoy potential favorable tax benefits going forward by retaining capital loss carryforward benefits that could reduce taxes on future capital gains. Shareholders of the Rockland Fund will also benefit from the ability to exchange their Jacob Fund shares into other mutual funds within the Jacob Funds group.

Who will manage the Jacob Fund?

Jacob Asset Management of New York LLC (“JAM”) is the investment advisor for the Jacob Fund. The Fund’s portfolio will be managed by Ryan I. Jacob, Chief Portfolio Manager, and Francis J. Alexander, Assistant Portfolio Manager. Mr. Jacob is the founder and Chief Executive Officer of JAM and the president of the fund group. He has over 17 years of investment experience. Francis J. Alexander is the Assistant Portfolio Manager and will assist Mr. Jacob in the management of the Fund’s portfolio. Mr.

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Alexander has been with JAM since its inception and has over 37 years of investment experience. For more detailed information about JAM and the portfolio managers, see the “Management of the Jacob Fund” section below.

Are the investment objectives, strategies and risks of the Rockland Fund similar to the investment objectives and strategies of the Jacob Fund?

The Rockland Fund’s investment objective and strategies are substantially similar to those of the Jacob Fund. Although the principal risks associated with investments in the Rockland Fund are similar to the principal risks associated with investments in the Jacob Fund, there are certain material differences that you should consider in connection with the Reorganization. For a detailed comparison of the investment objectives and strategies, see the “Comparison of Investment Objectives, Strategies and Risks” section below.

Who bears the expenses associated with the Reorganization?

JAM has agreed to bear expenses incurred in connection with the Reorganization, including any costs directly associated with preparing, filing, printing, and distributing to the shareholders of the Rockland Fund all materials relating to this Prospectus/Proxy Statement and soliciting shareholder votes, as well as the conversion costs associated with the Reorganization. However, the Rockland Fund may incur brokerage fees and other transaction costs associated with the disposition and/or purchase of securities in contemplation of or as a result of the Reorganization.

How do the fees and expenses of the Jacob Fund compare to those of the Rockland Fund?

The investment advisory fee rate for the Jacob Fund is 0.90% annually versus 1.00% annually for the Rockland Fund. Also, JAM has agreed to enter into a contractual agreement for the first two years after the Reorganization, to the extent that the Jacob Fund’s total annual operating expenses (excluding any taxes, interest, brokerage fees, acquired fund expenses and non-routine expenses) exceed 2.45% of average daily net assets for the Jacob Fund. Please note that the maximum waiver is 0.90%, which means that it is possible that the Jacob Fund’s overall expenses could exceed 2.45%. Also, investments in the Jacob Fund are subject to Rule 12b-1 distribution and service fees of up to 0.35% annually, while investments in the Rockland Fund are not subject to such fees.

As a result of the proposed Reorganization, shareholders of the Rockland Fund could expect to experience a lower total annual fund operating expenses as a percentage of average daily net assets, as shareholders in the Jacob Fund. Projected expenses are based on estimates, and may be higher or lower depending on, among other things, the size of the Jacob Fund after the Reorganization. For more information concerning the fees and expenses applicable to the Jacob Fund, see the “Comparative Fee Tables and Expense Example” below.

Will I have to pay any sales charges on shares received in the Reorganization?

No. You will not have to pay any front-end or contingent deferred sales charges on any shares of the Jacob Fund received as part of the Reorganization.

Is the Reorganization considered a taxable event for federal income tax purposes?

The Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes under Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the “Code”). Based on certain assumptions made and representations to be made on behalf of the Rockland Fund and the Jacob

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Fund, it is expected that Stradley Ronon Stevens & Young, LLP will, as a condition to the closing of the Reorganization, provide a legal opinion to the effect that, for federal income tax purposes, (i) shareholders of the Rockland Fund will not recognize any gain or loss as a result of the exchange of their shares of the Rockland Fund for shares of the Jacob Fund; (ii) no gain or loss will be recognized by the Rockland Fund (a) upon the transfer of its assets to the Jacob Fund in exchange for the Jacob Fund shares and the assumption by the Jacob Fund of the liabilities of the Rockland Fund or (b) upon the distribution of the Jacob Fund shares by the Rockland Fund to its shareholders in liquidation, as contemplated in the Plan; (iii) neither the Jacob Fund nor its shareholders will recognize any gain or loss upon receipt of the assets of the Rockland Fund; and (iv) the holding period and aggregate tax basis for Jacob Fund shares that are received by the Rockland Fund shareholder will be the same as the holding period and aggregate tax basis of the shares of the Rockland Fund previously held by such shareholder.

Capital losses can generally be carried forward to each of the eight years succeeding the loss year to offset future capital gains. The Jacob Fund will inherit the tax attributes of the Rockland Fund, including any available capital loss carryforwards, as of the closing date. In general, it is not expected that any such capital loss carryforwards will be subject to an annual limitation for federal income tax purposes in connection with the Reorganization because the Reorganization should either: (i) qualify as a type “F” tax-free reorganization under the Code, including a mere change in identity, form or place of reorganization of one corporation, however effected; or (ii) not involve more than a 50% change of ownership.

After the Reorganization, shareholders will continue to be responsible for tracking the adjusted tax basis and holding period for shares for federal income tax purposes. You should consult your tax advisor regarding the effect, if any, of the Reorganization in light of your individual circumstances. You should also consult your tax advisor about the state and local tax consequences, if any, of the Reorganization because this discussion only relates to the federal income tax consequences.

Although the Rockland Fund and the Jacob Fund have similar investment objectives and strategies, some portion of the Rockland Fund’s securities holdings may be sold prior to or immediately following the Reorganization. To the extent that the Rockland Fund’s securities holdings are sold prior to the Reorganization, the proceeds of such sales will be held in temporary investments or reinvested in assets that the Jacob Fund may hold. The possible need for the Rockland Fund to dispose of certain portfolio investments prior to the Reorganization could result in selling such investment at a disadvantageous time. The sale of securities either prior to the Reorganization or shortly thereafter could result in the Rockland Fund or the Jacob Fund realizing gains (which may be taxable) or losses that would not otherwise have been realized but for the Reorganization. Such a sale of assets and the reinvestment of the proceeds would involve brokerage and other transactional costs.

How will the number of shares of the Jacob Fund that I will receive be determined?

As a Rockland Fund shareholder, you will receive your pro rata share of the Jacob Fund shares in the Reorganization. The number of shares the Rockland Fund will receive will be based on the relative net asset values of the Rockland Fund and the Jacob Fund as of [4:00 p.m.], Eastern Time, on the Closing Date. The Rockland Fund’s assets will be valued using the valuation procedures used to value the assets of the Jacob Fund.

The total value of your holdings should not change as a result of the Reorganization, except to the extent that the Jacob Fund’s valuation procedures differ from the Rockland Fund’s valuation procedures. For example, if the value of a portfolio asset held by the Rockland Fund is higher when using the Rockland Fund’s valuation procedures (as compared to using the Jacob Fund’s valuation procedures), then the

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application of the Jacob Fund’s valuation procedures on the Closing Date will cause the dollar value of your holdings in the Jacob Fund after the Reorganization to be less than the dollar value of your holdings in the Rockland Fund prior to the Reorganization, all other things being equal. GIP is monitoring this matter and will continue to do so up to the closing of the Reorganization. GIP does not believe that differences in the valuation procedures of the Jacob Fund and Rockland Fund would have any material impact on shareholders in connection with the Reorganization.

For more information regarding valuation procedures, please refer to the “Do the procedures for pricing fund shares differ between the Rockland Fund and the Jacob Fund?” section below.

Do the procedures for purchasing and redeeming fund shares differ between the Rockland Fund and the Jacob Fund?

The procedures for purchasing and redeeming shares of the Rockland Fund and the Jacob Fund are substantially similar to each other. For a detailed discussion of the procedures for purchasing and redeeming shares of the Jacob Fund, see the Jacob Fund’s Prospectus, which is enclosed herewith.

Please note that purchase orders into the Rockland Fund may be restricted in advance of the Closing Date. Shareholders of the Rockland Fund may redeem shares through the Closing Date of the Reorganization.

Do the exchange privileges differ between the Rockland Fund and the Jacob Fund?

Although the exchange privileges of the Rockland Fund and the Jacob Fund are similar, there are certain differences that you should consider in connection with the Reorganization. In particular, as a shareholder of a fund in the Jacob Internet family of funds, you will have exchange rights into other Jacob Internet funds. For a detailed discussion of the exchange privileges of the Jacob Fund, see the “Exchange of Fund Shares” section of the Jacob Fund’s Prospectus.

Do the procedures for pricing fund shares differ between the Rockland Fund and the Jacob Fund?

The procedures for valuing shares of the Rockland Fund are similar to the procedures for valuing shares of the Jacob Fund. Both Funds sell and redeem their shares on a continuous basis at their net asset value. If the Reorganization is approved, on the Closing Date, the value of the assets of the Rockland Fund will be determined using the valuation procedures set forth in the Jacob Fund’s Prospectus and statement of additional information.

Do the dividend and distribution policies differ between the Rockland Fund and the Jacob Fund?

No. The dividend and distribution policies of the Rockland Fund and the Jacob Fund are substantially similar.

In summary, what are some factors I should consider when comparing the Rockland Fund and the Jacob Fund?

In considering whether to approve the Reorganization, you should note that:

  As a shareholder in the Jacob Fund, you could expect to experience a lower contractual investment management fee and total annual fund operating expenses as a percentage of average daily net assets. Shareholders could also expect to experience lower net annual fund operating expenses as a percentage of average daily net assets, on account of JAM’s contractual waiver to waive its advisory fees in an amount up to an annual rate of 0.90% of

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  the average daily net assets until two years after the Reorganization, to the extent that the Jacob Fund’s total annual operating expenses (excluding any taxes, interest, brokerage fees and non-routine expenses) exceed 2.45% of average daily net assets for the Jacob Fund;
  The Jacob Fund will be advised by JAM, which will be responsible for the day-to-day management of the resulting combined Fund after the Reorganization. JAM managed $39 million as of September 30, 2009;
  As a shareholder of the Jacob Fund, you will be able to exchange your shares into other Jacob Funds with other investment objectives and strategies; and
  The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization. Accordingly, pursuant to this treatment, neither the Rockland Fund nor its shareholders, nor the Jacob Fund nor its shareholders, are expected to recognize any gain or loss for federal income tax purposes from the Reorganization (except with respect to the potential capital gain distribution described in “Is the Reorganization considered a taxable event for federal income tax purposes?” above).

How many votes am I entitled to cast?

As a shareholder of the Rockland Fund, you are entitled to one vote for each whole share, and a proportionate fractional vote for each fractional share, you own of the Rockland Fund on the record date. The record date is September 23, 2009.

How do I vote my shares?

You can vote your shares in person at the Meeting or by completing and signing the enclosed proxy card and mailing it in the enclosed postage-paid envelope. You may also vote by touch-tone telephone by calling the toll-free number printed on your proxy card and following the recorded instructions. If you need any assistance, or have any questions regarding the proposal or how to vote your shares, please call [].

What are the quorum and approval requirements for the Reorganization?

A quorum requirement governs the number of shareholders that must be present in person or by proxy at a meeting in order to transact business. For the Rockland Fund, one-third of the outstanding shares entitled to vote in person or by proxy at the Meeting constitutes a quorum. Approval of the Reorganization requires the affirmative vote of 67% or more of the voting securities present at the Meeting, if the holders of more than 50% of the outstanding voting securities of the Rockland Fund are present or represented by proxy, or of more than 50% of the outstanding voting securities of the Rockland Fund, whichever is less (“1940 Act Majority”).

What if there are not enough votes to reach quorum or to approve the Reorganization by the scheduled Meeting date?

To facilitate receiving a sufficient number of votes, we may need to take additional action. ______________, a proxy solicitation firm, may contact you by mail or telephone. Therefore, we encourage shareholders to vote as soon as they review the enclosed proxy materials to avoid additional mailings or telephone calls. If there are not sufficient votes to approve the Rockland Fund’s proposal or to achieve a quorum by the time of the Meeting (December 28, 2009), the Meeting may be adjourned from time to time to permit further solicitation of proxy votes.

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Who is the Proxy Solicitation Firm?

_______________ is a third party proxy vendor hired to call shareholders and record proxy votes. In order to hold a shareholder meeting, quorum must be reached – which in the case of the Reorganization is a majority of the Rockland Fund shares present in person or by proxy at the Meeting. If quorum is not attained, the Meeting must adjourn to a future date. _______________ may attempt to reach shareholders via multiple mailings to remind shareholders to cast their vote. As the Meeting approaches, phone calls may be made to clients who have not yet voted their shares so that the Meeting do not have to be postponed.

Voting your shares immediately will help minimize additional solicitation expenses and prevent the need to make a call to you to solicit your vote.

What happens if the Reorganization is not approved by the Rockland Fund’s shareholders?

If the shareholders of the Rockland Fund do not approve the Reorganization, GIP and the Board of Trustees will determine what, if any, additional action should be taken with respect to the Rockland Fund. Such action may include liquidation of the Rockland Fund.

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THE PROPOSAL

Summary of the Proposal

Shareholders of the Rockland Fund are being asked to approve the Plan as it relates to the Reorganization. As a result of the Reorganization (if approved by shareholders), shareholders of the Rockland Fund would receive shares in the Jacob Fund in an amount equal to the net asset value of their holdings in the Rockland Fund as of the Closing Date, as determined pursuant to the Plan.

You should consult the Prospectus dated [December ___], 2009, for more information about the Jacob Fund, which has been mailed with and is incorporated by reference into this Prospectus/Proxy Statement. For more information regarding shareholder approval of the Reorganization, please refer to the “What happens if the Reorganization is not approved by the Rockland Fund’s shareholders?” section above. A form of the Plan is attached hereto as Attachment II to this Prospectus/Proxy Statement. For more information regarding the calculation of the number of Jacob Fund shares to be issued, please refer to the “How will the number of shares of the Jacob Fund that I will receive be determined?” section above.

Comparison of Investment Objectives, Strategies and Risks

The following summarizes the investment objectives, strategies, risks and portfolio management of the Rockland Fund and the Jacob Fund:

Investment Objectives. The investment objective of the Rockland Fund is to seek capital appreciation. The investment objective of the Jacob Fund is long-term growth of capital. The investment objectives of both Funds, while worded differently, are substantially identical in meaning.

Investment Strategies and Risks. Both Funds focus on small capitalization companies and under normal market conditions, each Fund invests at least 80% of its net assets in small capitalization companies. Small capitalization companies are defined as those companies with market capitalizations (share price multiplied by number of shares outstanding) within the capitalization range of the Russell 2000® Growth Index at the time of purchase.

Investments in small capitalization companies may involve greater risks, as these companies tend to have limited product lines, markets and financial or managerial resources. Small cap stocks often also have a more limited trading market, such that the investment adviser may not be able to sell stocks at an optimal time or price. In addition, less frequently-traded securities may be subject to more abrupt price movements than securities of larger capitalized companies.

In managing a Fund’s portfolio, the investment adviser seeks to make investments in growth stocks with an emphasis on domestic companies with growth potential, as assessed by the investment adviser. The investment adviser expects to invest the Fund’s net assets primarily in U.S. companies. However, the investment manager may invest up to 25% of the Jacob Fund’s net assets in foreign companies, including securities of companies in emerging market countries. The risks of investing in foreign companies can increase the potential for losses in the Jacob Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards and less stringent regulation of securities markets.

When making investment decisions, the investment adviser will evaluate the fundamental and technical prospects for a company using information and analyses from numerous sources.

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Each Fund may employ rapid trading strategies to capture incremental increases in the prices of securities, to protect against downside risk and to enhance the Fund’s return, which may increase portfolio turnover. Portfolio turnover may involve the payment by the Fund of brokerage and other transaction costs, on the sale of securities, as well as on the investment of the proceeds in other securities. The greater the portfolio turnover, the greater the transaction costs to the Jacob Fund, which could have an adverse effect on the Fund’s total rate of return. In addition, funds with high portfolio turnover rates may be more likely than low-turnover funds to generate capital gains that must be distributed to shareholders either as gains or as taxable income.

As you can see from the information above, the investment objective, strategies and risks of the Rockland Fund are similar to those of the Jacob Fund. The Rockland Fund and Jacob Fund both primarily invest in equity securities of small capitalization growth companies. There is, however, a difference that you should consider. The Jacob Fund, as part of its principal investment strategies, may invest in both domestic and foreign issuers, while the Rockland Fund focuses its investments on the securities of domestic issuers. Other than the additional foreign risk associated with the Jacob Fund’s ability to invest in foreign securities, the principal risks associated with the Rockland Fund and the Jacob Fund are the same because they have similar investment objectives and principal investment strategies. The actual risks of investing in each Fund depend on the securities held in each Fund’s portfolio and on market conditions, both of which change over time. Many factors affect a Fund’s performance. A Fund’s share price changes daily based on changes in market conditions and in response to other economic, political, or financial developments. A Fund’s reaction to these developments will be affected by the types of securities in which the Fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the Fund’s level of investment in the securities of that issuer. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Each of the funds is subject to certain fundamental and non-fundamental investment policies. Although the language may differ between the fundamental investment policies of the Rockland Fund and the Jacob Fund, the policies are similar and include investment policies required by the 1940 Act. In addition, the Jacob Fund and the Rockland Fund have adopted additional fundamental and/or non-fundamental policies that the other Fund has not.

For more information about the Jacob Fund’s investment objective, principal investment strategies and risks, see the “Investment Objective,” “Principal Investment Strategies” and “Principal Risks” sections of the Jacob Fund Prospectus, which has been mailed with this Prospectus/Proxy Statement. For a detailed comparison of the Rockland Fund’s and the Jacob Fund’s fundamental and non-fundamental investment policies, see Attachment I to this Prospectus/Proxy Statement.

Investment Adviser and Portfolio Managers. The Rockland Fund’s investment adviser is Gould Investment Partners, LLC (“GIP”) and its portfolio manager is Richard H. Gould. The Jacob Fund’s investment adviser is Jacob Asset Management of New York LLC (“JAM”) and the Fund will be managed by Ryan I. Jacob, Chief Portfolio Manager, and Francis J. Alexander, Assistant Portfolio Manager.

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Comparative Fee Tables and Expense Example

The tables below allow a shareholder to compare the sales charges, management fees and expense ratios of the Rockland Fund with the estimated amounts that the Jacob Fund expects to bear following the Reorganization. You will not have to pay any sales charge on any shares of the Jacob Fund received as part of the Reorganization. The Jacob Fund is a newly created fund that will not commence operations (or have any expenses) until the Reorganization is completed. Annual fund operating expenses are paid by a fund and include management fees, administrative costs and distribution and shareholder servicing fees, as well as pricing and custody services.

[The annual fund operating expenses shown in the table below represent audited expenses for the fiscal year ended September 30, 2009 for the Rockland Fund] and those projected for the Jacob Fund on a estimated basis after giving effect to the proposed Reorganization, and are based on estimated net assets as if the transaction had occurred on September 30, 2009.

Shareholder Transaction Expenses (fees paid directly from your investment)

Rockland Fund
Maximum sales charge (load) on purchases (as a percentage of offering price)	NONE
Maximum deferred sales charge (load) on redemptions (as a percentage of offering price)	NONE
Redemption Fee (as a percentage of amount redeemed)	2.00%*
Exchange Fee	NONE

Jacob Fund after Reorganization
Maximum sales charge (load) on purchases (as a percentage of offering price)	NONE
Maximum deferred sales charge (load) on redemptions (as a percentage of offering price)	NONE
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	NONE
Redemption Fee (as a percentage of amount redeemed)	2.00%**
Exchange Fee	NONE

*	There is a 2% redemption fee that applies to redemptions of Rockland Fund shares that are made within 90 days of acquisition.
**	A redemption fee is imposed on Jacob Fund shares sold within 30 days following their purchase date. The redemption fee is calculated as a percentage of the amount redeemed (using standard rounding criteria), and may be charged when you sell your shares or if your shares are involuntarily redeemed. The fee will be retained by the Jacob Fund and generally withheld from redemption proceeds. [There is also a fee (currently $15) imposed on redemption proceeds sent by wire.]

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Rockland Fund
Management Fee[2]	1.00%
Distribution (12b-1 fee)	NONE
Other expenses	1.68%
Total annual fund operating expenses[1]	2.68%

Jacob Fund after Reorganization (estimated)
Management Fee	0.90%
Distribution (12b-1 fee)	0.35%
Other operating expenses	2.33%
Total annual Fund operating expenses	3.58%
Less Management fee waiver[3]	(0.90)%
Net annual Fund operating expenses[4]	2.68%

[1]	The Rockland Fund's total annual fund operating expenses shown are based on the [audited ratio of expenses to average net assets for the fiscal year ended September 30, 2009.] The Rockland Fund’s assets have declined significantly, which results in higher

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relative expenses. Expenses are currently being accrued at an annual rate of 4.63%, taking into account GIP’s voluntary fee waiver described in footnote 2. If asset levels remain at the current level throughout the current fiscal year, total fund operating expenses of the Rockland Fund would be significantly higher than the numbers shown in the table above.
[2]	GIP, the Rockland Fund’s investment adviser, has voluntarily waived 25% of its management fees (0.25% of average annual net assets) starting September 1, 2009. This management fee waiver may be discontinued at any time because it is voluntary. The fees and expenses shown in the annual fund operating expense table above do not reflect this voluntary fee waiver.
[3]	JAM, the Jacob Fund’s investment adviser, has contractually agreed, for a period of two years following the Reorganization, to waive its management fees in an amount up to an annual rate of 0.90% of the average daily net assets, to the extent that the Jacob Fund’s Total Annual Operating Expenses (excluding any taxes, interest, brokerage fees, acquired fund expenses, and non-routine expenses) exceed an expense level of 2.45% of average daily net assets for the Jacob Fund. Pursuant to this fee waiver agreement for the Jacob Fund, JAM is entitled to recoup any fees that it waived for a period of three years following such fee waivers to the extent that such recoupment by JAM will not cause the Jacob Fund’s expense level to exceed 2.45%. Please note that the maximum waiver is 0.90%, which means that it is possible that the Jacob Fund’s overall expenses could exceed 2.45%.
[4]	Please note that the percentage of annual fund operating expenses shown are based on the Jacob Fund’s projected expenses and projected average annual net assets. If the Jacob Fund’s average annual net assets are lower, the Fund’s expense ratio would be higher than that shown above.

The Example is intended to help you compare the cost of investing in shares of the Rockland Fund with the cost of investing in the Jacob Fund (based on the Jacob Fund’s estimated expense levels), and allows you to compare these costs with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay at the end of the time periods indicated, assuming the following:

  $10,000 investment
  5% annual return
  no changes in the Fund’s operating expenses

The costs reflect the effects of the fee waiver agreement for the Jacob Fund for the period of the contractual fee waiver agreement. Absent such arrangements, the costs would be higher. Because this Example is hypothetical and for comparison only, your actual costs may be higher or lower.

		Rockland Fund*			Jacob Fund (estimated)**
	1	3	5	10	1	3	5	10
	Year	Years	Years	Years	Year	Years	Years	Years
Without redemption	$271	$832	$1,420	$3,012	$271	$1,014	$1,778	$3,786
With redemption	$476	$832	$1,420	$3,012	$476	$1,014	$1,778	$3,786

The projected post-Reorganization estimated Annual Fund Operating Expenses and Expense presented above are based on numerous material assumptions, including that the current contractual agreements will remain in place for one year. Although these projections represent good faith estimates, there can be no assurance that any particular level of expenses or expense savings will be achieved because expenses depend on a variety of factors, including the future level of the Jacob Fund’s assets, many of which are beyond the control of the Jacob Fund or JAM. If the Reorganization is approved, the resulting combined Fund will retain the Jacob Fund’s expense structure.

Comparison of Fund Performance

The Jacob Fund is a shell fund that has not yet commenced operations and has been created for the purpose of acquiring the Rockland Fund’s assets and assuming its liabilities. As such, the Jacob Fund

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does not have any operating history or performance information. For information on the performance of the Rockland Fund, see the Rockland Fund Prospectus under the section entitled “Fund Performance.”

Comparison of the Rights of Rockland Fund and Jacob Fund Shareholders

The Rockland Fund is a diversified series of The Rockland Funds Trust, an open-end management investment company organized as a Delaware statutory trust that is authorized to issue an unlimited number of shares of beneficial interest. The Jacob Fund is organized as a diversified series of Jacob Internet Fund Inc., an open-end management investment company organized as a Maryland corporation. Jacob Internet Fund Inc. is authorized to issue an unlimited number of shares of beneficial interest.

The Rockland Fund is governed by a Trust Instrument of Trust and By-Laws and the Jacob Fund is governed by Articles of Incorporation and By-Laws. Key differences affecting the rights of shareholders under the Rockland Fund’s Trust Instrument/By-Laws and the Jacob Fund’s Articles of Incorporation/ByLaws are presented below.

	Rockland Fund	Jacob Fund
Quorum	One-third of the outstanding shares of the trust, entitled to vote in person or by proxy shall be a quorum for the transaction of business at a shareholders’ meeting.	One-third of the outstanding shares of the trust, entitled to vote in person or by proxy shall be a quorum for the transaction of business at a shareholders’ meeting.

Vote	Except when a larger vote is required by law, the Trust Instrument or By-Laws, a majority of the outstanding shares voted in person or by proxy shall decide any matters to be voted on.	Except when a larger vote is required by law, the Articles of Incorporation or By-Laws, a majority of the outstanding shares voted in person or by proxy shall decide any matters to be voted on.

Maximum number of days prior to a shareholders’ meeting during which a record date may be set by that Fund’s Board	The Trustees may fix in advance a date
up to ninety days prior to the date of any
shareholders’ meeting as a record date for
the determination of the shareholders
entitled to notice of and to vote at, any
such meeting.	The Directors may fix in advance a date up to
ninety days and not less than ten days prior to
the date of any shareholders’ meeting as a
record date for the determination of the
shareholders entitled to notice of and to vote
at, any such meeting.

Notice of a shareholder meeting	The Secretary shall call a special meeting of shareholders by giving written notice of the place, date, time and purposes of that meeting at least fifteen days before the date of such meeting.	The Secretary shall call a special meeting of
shareholders by giving written notice of the
place, date, time and purposes of that meeting
at least ten and not more than ninety days
before the date of such meeting.

Shareholders’ ability to request a shareholder meeting	The Secretary shall call a special meeting
of shareholders upon the written request
of shareholders owning at least 10% of
the outstanding shares entitled to vote
provided that 1) such request shall state
the purposes of such meeting and the
matters to be acted on, and 2) the
shareholders requesting such meeting
shall have paid to the Trust the
reasonably estimated cost of preparing
and mailing the notice thereof.	The Secretary shall call a special meeting of
shareholders upon the written request of
shareholders owning at least 25% of the
outstanding shares entitled to vote provided
that 1) such request shall state the purposes of
such meeting and the matters to be acted on,
and 2) the shareholders requesting such
meeting shall have paid to the Trust the
reasonably estimated cost of preparing and
mailing the notice thereof.

Comparison of Maryland Corporation vs. Delaware Statutory Trust. In general, the charter documents governing Jacob Internet Fund, Inc. are similar to those documents governing The Rockland Funds Trust. Although the rights of a shareholder of a Maryland corporation vary in certain respects from the rights of an interestholder of a Delaware statutory trust, the attributes of a share of common stock are comparable

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to those of a share of beneficial interest, i.e., shares of both are entitled to one vote per share held and fractional votes for fractional shares held, and will vote in the aggregate and not by portfolio or class except as otherwise required by law or when class voting is permitted by its Board.

It should be noted that under Maryland law, Jacob Internet Fund Inc.’s shareholders have no personal liability for Jacob Internet Fund, Inc.’s acts or obligations. Under Delaware law, shareholders generally are not personally liable for the obligations of a Delaware statutory trust. A shareholder is entitled to the same limitation of liability extended to stockholders of private, for-profit corporations. Similar statutory or other authority, however, limiting shareholder liability does not exist in certain states. As a result, to the extent that The Rockland Funds Trust or a shareholder of the Rockland Fund is subject to the jurisdiction of courts of those states, the courts may not apply Delaware law, thereby subjecting the shareholder to liability. To guard against this risk, The Rockland Funds Trust’s Agreement and Declaration of Trust: (1) contains an express disclaimer of shareholder liability for acts or obligations of The Rockland Funds Trust and the Rockland Fund; and (2) provides for indemnification out of the Rockland Fund’s property, for any shareholder held personally liable for the obligations of the Fund. In addition, notice of disclaimer of shareholder liability will normally be given in each agreement, obligation, or instrument entered into or executed by The Rockland Funds Trust on behalf of the Rockland Fund. Thus, the risk of a shareholder incurring financial loss beyond his or her investment because of shareholder liability is limited to circumstances in which: (1) a court refuses to apply Delaware law; (2) no contractual limitation of liability is in effect; and (3) the Rockland Fund is unable to meet its obligations to indemnify a shareholder. In light of Delaware law, the nature of The Rockland Funds Trust’s business and the nature of its assets, The Rockland Funds Trust’s Board of Trustees believes that the risk of personal liability to a shareholder is extremely remote.

Proposal: Approval of the Agreement and Plan of Reorganization by Shareholders of the Rockland Fund

Shareholders of the Rockland Fund are being asked to approve the Plan. Shares of the Rockland Fund are governed by the Trust Instrument and By-Laws of The Rockland Funds Trust. Under these governing documents, approval of the Reorganization relating to shares of the Fund requires the affirmative vote of a 1940 Act Majority (as previously defined). In the event that shareholders do not approve the Reorganization, GIP and the Board of Trustees will determine what, if any, additional action should be taken with respect to the shares of the Rockland Fund.

The Board of Trustees recommends that you vote FOR the Proposal.

THE PROPOSED REORGANIZATION

Agreement and Plan of Reorganization

If approved by shareholders of the Rockland Fund, the Reorganization for the Rockland Fund is expected to occur on [__________] or such other date as the parties may agree.

The terms and conditions under which the Reorganization may be consummated are set forth in the Plan. Significant provisions of the Plan are summarized below; however, this summary is qualified in its entirety by reference to the Plan. A copy of the form of Plan is attached as Attachment II to this Prospectus/Proxy Statement.

The Plan provides that the Rockland Fund will convey to the Jacob Fund all of its assets. In consideration, the Jacob Fund will deliver to the Rockland Fund full and fractional shares of having an

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aggregate net asset value equal to the aggregate value of the net assets of the Rockland Fund, as determined pursuant to the terms of the Plan.

Immediately after the transfer of assets, the Rockland Fund will distribute to its shareholders of record, the shares of the Jacob Fund received by the Rockland Fund, determined as of immediately after the close of business on the Closing Date, on a pro rata basis. Subsequently, the Rockland Fund will completely liquidate.

The Jacob Fund shall assume and pay when due all obligations and liabilities of the Rockland Fund existing on or after the effective date of the reorganization, whether absolute, accrued, contingent or otherwise.

Until the Closing Date, shareholders of the Rockland Fund will continue to be able to redeem their shares. Redemption requests received after the Closing Date will be treated as requests received by the Jacob Fund for the redemption of its shares.

The obligations of the Rockland Fund and the Jacob Fund under the Plan are subject to various conditions, including approval of the shareholders of the Rockland Fund. The Plan also requires that the Jacob Fund and the Rockland Fund take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by the Plan. The Plan may be terminated by mutual agreement of the parties or on certain other grounds. Please refer to Attachment II to this Prospectus/Proxy Statement to review the terms and conditions of the Plan.

Reasons for the Reorganization and Trustees’ Considerations

As indicated above, GIP, the investment adviser to the Rockland Fund, and the Board of Trustees determined to approve the Reorganization in light of a number of factors, including the Rockland Fund’s small size, limited sales projections and related increased expense levels.

GIP and the Board of Trustees engaged in discussions regarding alternatives for the Rockland Fund, including the Reorganization, that would allow shareholders of the Rockland Fund to maintain their investment in a small cap growth mutual fund, permit exchanges of shares with other mutual funds, and retain the potential to benefit from the Rockland Fund’s capital loss carry forward amounts. The Trustees convened several times to consider the future of the Rockland Fund. During discussions the Trustees raised various questions and received responsive information from GIP regarding the alternatives, including the Reorganization. At a meeting held on September 19, 2009, the Trustees were presented with information to assist them in evaluating the Reorganization, such as:

  The terms and conditions of the Plan;
  The relative compatibility of investment objectives and principal investment strategies of the Jacob Fund with those of the Rockland Fund;
  The relative past performance of the Rockland Fund;
  The anticipated effect of the Reorganization on the fees and expense ratios borne by Rockland Fund shareholders if they become shareholders of the Jacob Fund;
  The capabilities, practices and resources of JAM in managing the Jacob Fund;
  The anticipated federal income tax treatment of the Reorganization and tax consequences to the Rockland Fund and its shareholders, including retention of capital loss carryforward benefits;
  Anticipated dispositions of portfolio securities in connection with the Reorganization;

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  The costs incurred in connection with the Reorganization, and the payment of certain of the expenses of the Reorganization by JAM;
  Alternatives to the proposed Reorganization, including liquidation of the Rockland Fund and the viability of the Rockland Fund absent approval of the proposed Reorganization;
  The conclusion that shareholders of the Rockland Fund would not experience any dilution as a result of the Reorganization; and
  Benefits to and recommendation of GIP.

Comparison of Investment Objectives and Policies and Expenses. The Trustees considered that the Jacob Fund and the Rockland Fund have similar investment objectives and policies; and expense comparisons between the Rockland Fund and the Jacob Fund are favorable for Rockland Fund shareholders.

JAM’s Capabilities. The Trustees considered JAM’s portfolio management capabilities and the experience of the portfolio managers. The Trustees also considered, among other things, the size of the Jacob fund complex, the fact that JAM had $39 in assets under management as of September 30, 2009, and the investment options and strategies that would be available to Rockland Fund shareholders through exchanges of shares, and the shareholder services offered.

Tax Consequences. The Trustees considered that they were advised (i) that the Reorganization, unlike certain alternatives, would be treated as “tax-free” for federal income tax purposes; (ii) of other tax matters that affect the relative desirability of the Reorganization to Rockland Fund shareholders, such as the ability of shareholders to benefit from the retention of capital loss carryforwards; and (iii) that it is likely that a portion of the portfolio securities in the Rockland Fund will be disposed of prior to the Closing Date. In this regard, the Trustees considered that dispositions of portfolio securities may result in the realization of capital gains that, to the extent not offset by capital losses, will be distributed to Rockland Fund shareholders prior to consummation of the Reorganization.

Expenses of the Reorganization. The Trustees considered that JAM will bear the costs of the Reorganization, including legal, accounting, printing, proxy solicitation and similar expenses, although the Rockland Fund is expected to bear transaction costs associated with the purchase or disposition of portfolio securities made in connection with the Reorganization.

Alternatives to the Proposed Reorganization. The Trustees considered alternatives to the Reorganization, including (i) reorganizing the Rockland Fund into funds in other fund complexes, and (ii) liquidating the Rockland Fund, and the fact that only certain other alternatives were viable and some alternatives had undesirable aspects for Rockland Fund shareholders.

Benefits to GIP. The Trustees considered that they had been advised that GIP would receive compensation from JAM related to the Reorganization, in the event that the Jacob Fund grew to a larger size in the future. The Trustees also considered GIP’s indication that it would be not be willing to continue operating the Rockland Fund on a longer term basis, that GIP’s principal owner and portfolio manager believed that the Reorganization was in the best interest of shareholders.

Section 15(f) of the 1940 Act. Section 15(f) of the 1940 Act provides a safe harbor for an investment advisor of a registered investment company (or any affiliated persons of the investment advisor) to receive any amount or benefit in connection with a sale of securities or other interest in the investment advisor, provided that two conditions are satisfied. First, an “unfair burden” may not be imposed on the investment company as a result of the sale, or any express or implied terms, conditions or understandings applicable to the sale. The term “unfair burden,” as defined in Section 15(f) of the 1940 Act, includes any arrangement during the two-year period after the sale whereby the investment advisor (or predecessor or successor advisor), or any “interested person” of the advisor (as defined in the 1940 Act), receives or is

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entitled to receive any compensation, directly or indirectly, from the investment company or its security holders (other than fees for bona fide investment advisory or other services), or from any person in connection with the purchase or sale of securities or other property to, from or on behalf of the investment company (other than ordinary fees for bona fide principal underwriting services). Second, during the three-year period after the sale, at least 75% of the members of the investment company’s board of directors cannot be “interested persons” (as defined in the 1940 Act) of the investment advisor or its predecessor (“Independent Directors”). GIP and JAM believe there are no circumstances arising from the Reorganization that might result in the imposition of an “unfair burden” (as defined in Section 15(f) of the 1940 Act) on the Jacob Fund. Moreover, JAM has agreed that, for two years after the consummation of the Reorganization, it will refrain from imposing any unfair burden on the Jacob Fund, which includes refraining from proposing any increase in fees paid by the Jacob Fund to JAM. Upon the closing of the Reorganization, 75% of the Jacob Fund Board members will be classified as Independent Directors and JAM and the Jacob Internet Fund Inc. board expect to maintain a board structure so that at least 75% of the Board members are classified as Independent Directors during the three-year period after the completion of the Reorganization.

Based on the foregoing, together with other factors and information considered to be relevant, the Trustees unanimously determined that the Reorganization is in the best interests of the Rockland Fund and its shareholders. Consequently, the Trustees approved the Reorganization and directed that the Plan be submitted to the shareholders of the Rockland Fund for approval.

Description of the Securities to be Issued

Holders of Rockland Fund shares will receive shares of common stock of the Jacob Fund in the Reorganization. Each share of the Jacob Fund represents an equal proportionate interest with each other share of the Fund, and each such share of the Jacob Fund is entitled to equal liquidation and redemption rights. For more information about redemption rights and exchange privileges, please refer to the “Purchase of Fund Shares” and the “Exchange of Fund Shares” sections, respectively, in the enclosed Jacob Fund Prospectus.

Operation of the Jacob Fund Following the Reorganization

The Jacob Fund is a shell fund and is being created for the purpose of acquiring the assets and liabilities of the Rockland Fund in conjunction with the Reorganization. No significant changes are expected to the Jacob Fund’s investment objectives or strategies or management or service providers as a result of the Reorganization.

Capitalization

The Reorganization is not expected to have an impact on the net asset value of the Rockland Fund. As indicated below, the Reorganization will not cause the value of a Rockland Fund shareholder's account to go up or down. Any declared but undistributed dividends or capital gains will carry over in the Reorganization. The following table shows the capitalization of the Rockland Fund as of September 30, 2009 and the capitalization of the Jacob Fund on a estimated basis after giving effect to the Reorganization. The following are examples of the number of shares of Rockland Fund that would be exchanged for shares of the Jacob Fund if the Reorganization had been consummated on September 30, 2009. The Jacob Fund is a shell fund, without assets or liabilities, and is being created for the purpose of acquiring the assets and liabilities of the Rockland Fund.

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		Jacob Fund
	Rockland Fund	(Estimated)*
Total Net Assets	$8,321,371	$8,321,371
Shares Outstanding	745,706	745,706
Net Asset Value Per Share	$11.16	$11.16

* The Jacob Fund is a new fund and therefore, no current capitalization is available.

The table is for informational purposes only. No assurance can be given as to how many Jacob Fund shares will be received by shareholders of the Rockland Fund on the date that the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of the Jacob Fund that actually will be received on or after that date.

Pro Forma (Estimated) Financial Statements

Pro forma (estimated) financial statements have not been prepared for the reorganization of the Rockland Fund into the Jacob Fund because the Jacob Fund is newly organized with no assets and liabilities and will commence investment operations upon completion of the Reorganization and continue the operations of the Rockland Fund.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Management of the Rockland Fund

GIP is the investment adviser for the Rockland Fund. The principal business address of GIP is 1235 Westlakes Drive, Suite 280, Berwyn, Pennsylvania 19312. As of September 30, 2009, GIP managed $21,090,811 in assets.

Investment Advisory Contract

For its services as investment adviser, GIP is entitled to a monthly advisory fee at the annual rate of 1.00% of the average daily net asset value of the Rockland Fund. Effective September 1, 2009, GIP voluntarily reduced its advisory fee to 0.75% of the average daily net asset value of the Rockland Fund. This voluntary advisory fee waiver can be cancelled at any time. For these advisory and management services during the fiscal year ended September 30, 2009, GIP received $183,270 from the Rockland Fund.

For more information about the Rockland Fund’s management, please refer to the “Fund Management” section of the Rockland Fund’s Prospectus, which is incorporated herein by reference and to the “Investment Advisor” section of the Rockland Fund’s statement of additional information, which is incorporated by reference into the SAI related to this Prospectus/Proxy Statement. A discussion regarding the basis for the Board of Trustees’ most recent approval of the investment advisory agreement for the Rockland Fund is available in the March 31, 2009 semi-annual report to shareholders.

Rockland Fund’s Portfolio Manager

Richard H. Gould, founder and Chief Executive Officer of GIP, as well as President and Treasurer of The Rockland Funds Trust, is primarily responsible for the day-to-day management of the Rockland Fund’s portfolio and has managed the Rockland Fund since its inception. Prior to his current position, Mr. Gould

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served as chief portfolio manager of the Rockland Fund when Greenville Capital Management, Inc. served as investment advisor from the Rockland Fund’s inception to March 30, 2004. Prior to 1994, Mr. Gould was an equity analyst with PNC Investment Management and co-managed the PNC Small Cap Growth Fund, currently called the Blackrock Small Cap Growth Fund. Mr. Gould is a Chartered Financial Analyst and a Chartered Market Technician. Mr. Gould received his BS in 1982 and his MBA in Finance in 1985 from The Pennsylvania State University.

Information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and his ownership of securities in the Rockland Fund or other funds that he manages is available in the Rockland Fund’s SAI, which can be obtained at www.rocklandfunds.com.

Management of the Jacob Fund

JAM, 653 Manhattan Beach Blvd. # J, Manhattan Beach, California 90266, is the Jacob Fund’s investment manager. As of September 30, 2009, JAM managed $39 million in assets.

Investment Management Contract

For its services as investment manager to the Jacob Fund, JAM is entitled to a fee, which is calculated daily and paid monthly, based on daily net assets, at an annual rate of 0.90%. JAM has contractually agreed, through two years after the Reorganization, to waive its advisory fees in an amount up to an annual rate of 0.90% of the average daily net assets, to the extent that the Jacob Fund’s Total Annual Operating Expenses (excluding any taxes, interest, brokerage fees, acquired fund expenses and non-routine expenses) exceed 2.45% of the Jacob Fund’s average daily net assets. Pursuant to this fee waiver agreement for the Jacob Fund, JAM is entitled to recoup any fees that it waived for a period of three years following such fee waivers to the extent that such recoupment by JAM will not cause the Jacob Fund’s expense level to exceed 2.45%. Please note that the maximum waiver is 0.90%, which means that it is possible that the Jacob Fund’s overall expenses could exceed 2.45%.

The Jacob Fund has not previously paid JAM any management fees because it has not yet commenced operations. If the Reorganization is approved, the resulting combined Fund will retain the Jacob Fund’s management fee structure described above.

For more information about the Jacob Fund’s management, please refer to the “Management, Organization and Capital Structure” section of the Jacob Fund’s Prospectus, which is incorporated herein by reference, and included herein and to the “Investment Advisory and Other Services” section of the Jacob Fund’s statement of additional information, which are incorporated by reference into the SAI to this Prospectus/Proxy Statement. A discussion regarding the basis for the Jacob Fund’s board of directors approval of the investment management contract of the Jacob Fund will be available in a future semiannual or annual report, as applicable.

Jacob Fund’s Portfolio Managers

The Jacob Fund is managed by a team of dedicated professionals. The portfolio managers of the team are as follows:

Ryan I. Jacob is the Chief Portfolio Manager of the Fund, and is primarily responsible for the day-to-day management of the Fund’s portfolio. Mr. Jacob is the founder and Chief Executive Officer of JAM, as well as President of Jacob Internet Fund Inc. He has served as Chief Portfolio Manager of the Jacob Internet Fund since its inception in 1999. Mr. Jacob served as Chief Portfolio Manager of The Internet Fund, Inc. from December 20, 1997 through June 24, 1999. Mr. Jacob also served as a financial analyst

16

for Lepercq, de Neuflize & Co. Inc. from September 1998 to June 1999 and as an analyst for Horizon Asset Management from October 1994 through August 1998. Mr. Jacob also served as the Director of Research for IPO Value Monitor, an investment related research service from 1996 to August 1998. Previously, Mr. Jacob was an assistant portfolio manager in the private clients group at Bankers Trust from October 1992 through October 1994. Mr. Jacob, a graduate of Drexel University, has over 17 years of investment experience.

Francis J. Alexander is an assistant portfolio manager of the Jacob Fund, and assists Mr. Jacob in the management of the Jacob Fund’s assets and securities. Mr. Alexander also is an assistant portfolio manager of the Jacob Internet Fund. He was Chief Portfolio Manager of The Internet Fund, Inc. from October 21, 1996 (inception) through December 19, 1997 and thereafter was a portfolio manager of that fund while Mr. Jacob served as Chief Portfolio Manager. Mr. Alexander was a portfolio manager with Lepercq, de Neuflize & Co. Inc. from May 1998 to March 2002. He has served as President of Alexander Capital Management, Inc. since 1985. Mr. Alexander received his Bachelor of Arts from Notre Dame University and his Master of Business Administration from St. John’s University. Mr. Alexander has over 37 years of investment experience.

Darren Chervitz is the Director of Research for JAM. Mr. Chervitz’s responsibilities include providing research to assist the portfolio managers in their selection of securities for the Jacob funds. Prior to his employment with JAM, Mr. Chervitz was a financial editor and reporter for CBS MarketWatch from August 1996 to July 1999. Mr. Chervitz was also a technology stock analyst for ZDTV from August 1996 to July 1999.

Information about the portfolio managers’ compensation, other accounts managed by these individuals, and their ownership of securities in the Jacob Fund or other funds that they manage is available in the Jacob Fund’s Statements of Additional Information which is incorporated by reference into the SAI to this Prospectus/Proxy Statement.

Distribution of Rockland Fund Shares

Quasar Distributors, LLC (“Quasar” or the “Distributor”), whose address is 615 East Michigan Street Milwaukee, Wisconsin 53202-5207, acts as distributor to the Rockland Fund under a Distribution Agreement with The Rockland Funds Trust. The Distribution Agreement provides that the Distributor will use reasonable efforts to distribute the Rockland Fund’s shares, which are offered for sale continuously at NAV per share without the imposition of a sales charge. GIP makes payments from its own resources to the Distributor and third parties such as fund supermarkets and other platforms in order for the Rockland Fund to gain access to shareholders who use such platforms and for services provided by such platforms.

For more information about the Rockland Fund’s distribution, please refer to the “Distributor” section of the Rockland Fund’s Prospectus, which is incorporated herein by reference, and to the “Distributor” section of the Rockland Fund’s statement of additional information.

Distribution of Jacob Fund Shares

Quasar will also act as the principal underwriter in the continuous public offering of the Jacob Fund’s shares. The Board of Jacob Internet Fund Inc. has adopted a plan pursuant to Rule 12b-1 for the Jacob Fund. The plan is designed to benefit the Jacob Fund and its shareholders. The plan is expected to, among other things, increase advertising of the Jacob Fund, encourage purchases of the Jacob Fund’s shares and service to the shareholders, and increase or maintain assets of the Jacob Fund so that certain fixed expenses may be spread over a broader asset base, with a positive impact on per share expense

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ratios. In addition, a positive cash flow into the Jacob Fund is useful in managing the Jacob Fund because the manager has more flexibility in taking advantage of new investment opportunities and handling shareholder redemptions. The Jacob Fund may pay up to 0.35% per year of its average daily net assets. Such payments are intended to reimburse Quasar or others (such as JAM) for, among other things: (a) expenses incurred by such parties in the promotion and distribution of the shares, including but not limited to, the printing of prospectuses and reports used for sales purposes, expenses of preparation and distribution of sales literature and related expenses, advertisements, and other distribution-related expenses, as well as any distribution fees paid to securities dealers or others; and (b) furnishing personal services and maintaining shareholder accounts, which services include, among other things, assisting in, establishing and maintaining customer accounts and records, assisting with purchase and redemption requests, arranging for bank wires, monitoring dividend payments from the Jacob Fund to customers, receiving and answering correspondence, and aiding in maintaining their respective customers; all such services being provided in connection with the Jacob Fund’s shares.

For more information about the Jacob Fund’s distribution, please refer to the “Distribution Arrangements” section of the Jacob Fund’s Prospectus. In addition, please refer to “The Distribution and Service Plan and the Distributor” section of the Jacob Fund’s Statements of Additional Information, which is incorporated by reference into the SAI to this Prospectus/Proxy Statement.

Financial Statements

[The audited financial statements for the Rockland Fund, which appear in the Fund’s Annual Report dated September 30, 2009 have been audited by __________________, independent registered public accounting firm as set forth in their reports therein and are incorporated by reference into the Statement of Additional Information relating to this Proxy Statement/Prospectus. Such financial statements are incorporated therein by reference in reliance upon such reports given on the authority of such firm.]

The Jacob Fund is a new fund that has not yet commenced operations and has been created for the purpose of acquiring the Rockland Fund’s assets and assuming its liabilities. As such, the Jacob Fund does not have any operating history or financial statements.

VOTING INFORMATION

This Prospectus/Proxy Statement is furnished in connection with a solicitation of proxies by, and on behalf of, the Board of Trustees of the Rockland Fund, to be used at the Meeting. This Prospectus/Proxy Statement, along with a Notice of the Meeting and a proxy card, is first being mailed to shareholders of the Rockland Small Cap Growth Fund on or about [December __], 2009. Only shareholders of record as of the close of business on the Record Date, September 23, 2009, will be entitled to notice of, and to vote at, the Meeting. If the enclosed form of proxy card is properly executed and returned in time to be voted at the Meeting, the proxies named therein will vote the shares represented by the proxy in accordance with the instructions marked thereon. Unmarked but properly executed proxy cards will be voted FOR the proposed Reorganization and FOR any other matters deemed appropriate.

You can vote in any one of three ways:

  By mail, with the enclosed proxy card;
  In person at the Meeting; or
  By telephone.

To vote by Telephone:

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(1) Read the Prospectus/Proxy Statement and have your proxy card at hand.

(2) Call the 1-800 number that appears on your proxy card.

(3) Enter the control number set forth on the proxy card and follow the instructions.

We encourage you to vote by telephone by using the control number that appears on your enclosed proxy card. Use of telephone voting will reduce the time and costs associated with this proxy solicitation.

A shareholder signing and returning a proxy has the power to revoke it at any time before it is exercised: (i) by filing a written notice of revocation with [  ]; (ii) by returning a duly executed proxy with a later date before the time of the Meeting, or (iii) if a shareholder has executed a proxy but is present at the Meeting and wishes to vote in person, by notifying the Secretary of the Fund (without complying with any formalities) at any time before it is voted. Being present at the Meeting alone does not revoke a previously executed and returned proxy. Unless revoked, all valid and executed proxies will be voted in accordance with the specifications thereon or, in the absence of such specifications, FOR approval of the Plan of Reorganization and the Reorganization contemplated thereby.

Solicitation of Votes

In addition to the mailing of this Prospectus/Proxy Statement, proxies may be solicited by telephone or in person by the Rockland Fund’s Trustees, officers of The Rockland Funds Trust, by personnel of GIP, the Rockland Fund’s investment adviser, the Rockland Fund’s administrator or transfer agent, and personnel of the Rockland Fund’s distributor, or by broker-dealer firms.

The ______________, a professional proxy solicitation firm (the “Solicitor”), has been engaged to assist in the solicitation of proxies, at an estimated cost of approximately $[ ]. It is expected that the solicitation will be primarily by [mail]. As the date of the Meeting approaches, however, certain Rockland Fund shareholders may receive a telephone call from a representative of the Solicitor if their votes have not yet been received. Authorization to permit the Solicitor to execute proxies may be obtained by telephonic instructions from shareholders of the Rockland Fund. Proxies that are obtained telephonically will be recorded in accordance with the procedures set forth below. The Trustees believe that these procedures are reasonably designed to ensure that both the identity of the shareholder casting the vote and the voting instructions of the shareholder are accurately determined.

In all cases where a telephonic proxy is solicited, the Solicitor representative is required to ask for each shareholder’s full name and address and to confirm that the shareholder has received the proxy materials in the mail. If the shareholder is a corporation or other entity, the Solicitor representative is required to ask for the person’s title and confirmation that the person is authorized to direct the voting of the shares. If the information provided by the person agrees with the information that the Solicitor has, then the Solicitor representative may ask for the shareholder’s instructions on the proposal described in this Prospectus/Proxy Statement. Although the Solicitor representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than by reading any recommendation set forth in this Prospectus/Proxy Statement. The Solicitor representative will record the shareholder’s instructions on the proxy card. [Within 72 hours, the shareholder will be sent a letter or mailgram to confirm his or her vote and asking the shareholder to call the Solicitor immediately if his or her instructions are not correctly reflected in the confirmation.]

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If a shareholder wishes to participate in the Meeting, but does not wish to give a proxy by telephone, the shareholder may still submit the proxy card originally sent with this Prospectus/Proxy Statement or attend the Meeting in person.

The Rockland Fund will request broker-dealer firms, custodians, nominees, and fiduciaries to forward proxy material to the beneficial owners of the shares of record. Such broker-dealer firms, custodians, nominees, and fiduciaries may be reimbursed for their reasonable expenses incurred in connection with such proxy solicitation. In addition, certain officers and representatives of GIP, who will receive no extra compensation for their services, may solicit proxies by telephone, telegram, or personally.

Quorum and Voting Requirements

With regard to the proposal, one-third of the shares of the Rockland Fund outstanding on the Record Date, present in person or represented by proxy, constitutes a quorum for the transaction of business with respect to the proposal. Approval of the proposal requires the affirmative vote of a 1940 Act Majority.

Effect of Abstention and Broker “Non-Votes”

For purposes of determining the presence of a quorum for transacting business at the Meeting, executed proxies marked as abstentions and broker “non-votes” (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present for quorum purposes but which have not been voted. Such instructions will have the same effect as that of a vote against approval of the Plan of Reorganization, because approval requires the affirmative vote of a 1940 Act Majority.

Adjournment

If a quorum is not present in person or by proxy at the time the Meeting is called to order, the persons named as proxies may vote those proxies that have been received to adjourn the Meeting at a later date. If a quorum is present but there are not sufficient votes in favor of the Plan of Reorganization, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies concerning the Plan of Reorganization. Any adjournment will require the affirmative vote of a majority of the Rockland Fund’s shares present at the Meeting to be adjourned. If an adjournment of the Meeting is proposed because there are not sufficient votes in favor of the Plan of Reorganization, the persons named as proxies will vote their proxies as they deem appropriate under the circumstances.

OTHER MATTERS

The Board of Trustees of the Rockland Fund does not intend to bring any matter before the Meeting other than that described in this Prospectus/Proxy Statement. The Trustees are not aware of any other matters to be brought before the Meeting by others. If any other matter legally comes before the Meeting, proxies for which discretion has been granted will be voted in accordance with the views of management.

FUTURE SHAREHOLDER PROPOSALS

You may request inclusion in The Rockland Funds Trust’s proxy statement for shareholder meetings certain proposals for action which you intend to introduce at such meeting. Any shareholder proposals must be presented a reasonable time before the proxy materials for the next meeting are sent to shareholders. The submission of a proposal does not guarantee its inclusion in the proxy statement and is subject to limitations under the federal securities laws. The Trust is not required to hold regular meetings

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of shareholders, and in order to minimize its costs, does not intend to hold meetings of the shareholders unless so required by applicable law, regulation, regulatory policy, or unless otherwise deemed advisable by the Board of Trustees of the Trust. Therefore, it is not practicable to specify a date by which proposals must be received in order to be incorporated in an upcoming proxy statement for a meeting of shareholders.

RECORD DATE AND OUTSTANDING SHARES

Rockland Fund

Only shareholders of record of the Rockland Fund at the close of business on the Record Date are entitled to notice of and to vote at the Meeting and at any postponement or adjournment thereof. As of the close of business on the Record Date, the Rockland Fund had 755,001.468 shares outstanding. Unless otherwise noted below, as of the Record Date, the current officers and Trustees of The Rockland Funds Trust in the aggregate beneficially owned less than 1% of the shares of the Rockland Fund.

As of the Record Date, the following persons owned of record or beneficially 5% or more of the outstanding shares of the Rockland Fund:

		Percent of the Class Total
Name and Address	No. of Shares	Assets Held by	Type of Ownership
		Shareholders

Lauer & Co.
C/O The Glenmede Trust Co	52,659.25	6.9740%	Record
PO Box 58997
Philadelphia, PA 19102
US Bank NA Custody
Richard H Gould	80,723.67	10.6910%	Beneficial
1757 Hamilton Drive
Phoenixville, PA 19460
US Bank NA Custody
Tracy A Gould	80,723.67	10.6910%	Beneficial
1757 Hamilton Drive
Phoenixville, PA 19460
Charles Schwab & Co Inc.
For the Benefit of Customers			Record
Attn: Mutual Funds	156,613.08	20.7430%
101 Montgomery Street
San Francisco, CA 94104
NFS LLC
Wilmington Trust Co
IRA of Richard W Harra	52,631.70	6.9710%	Record
501 Weldin Road
Wilmington, DE 19803

Jacob Fund

As of the Record Date, the Jacob Fund has not yet commenced operations and has no outstanding shares.

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INFORMATION ABOUT THE FUNDS

Each Fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and certain other federal securities statutes, and files reports and other information with the SEC. Proxy materials, reports and other information filed by the Funds can be inspected and copied at the Public Reference Facilities maintained by the SEC at 100 F Street NE, Room 1580, Washington, DC 20549. The SEC maintains an Internet World Wide Website (at http://www.sec.gov) which contains other information about the Fund.

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ATTACHMENTS TO PROSPECTUS/PROXY STATEMENT
Attachment I	Comparison of the Fundamental and Non-Fundamental Investment Policies of the Rockland Fund and the Jacob Fund
Attachment II	Form of Agreement and Plan of Reorganization

Attachment I

COMPARISONS OF THE FUNDAMENTAL AND NON-FUNDAMENTAL INVESTMENT
POLICIES OF THE ROCKLAND FUND AND THE JACOB FUND

While the fundamental and non-fundamental investment policies of the Rockland Fund and the Jacob Fund are comparable, there are certain differences to note. First, with respect to borrowing and the loaning of portfolio securities, the Rockland Fund and the Jacob Fund have slightly different fundamental policies. Second, the Rockland Fund and the Jacob Fund have different percentages in their non-fundamental policies with respect to the percentage of net assets that can be invested in illiquid or unmarketable securities. Third, the Rockland Fund and the Jacob Fund have slightly different non-fundamental policies with regard to the purchase of securities on margin. Finally, the Rockland Fund and the Jacob Fund have each adopted non-fundamental investment policies that the other Fund has not. For example, the Rockland Fund has adopted non-fundamental investment policies with respect to selling Fund assets short; pledging, mortgaging or hypothecating Fund assets; purchasing the securities of investment companies; entering into futures contracts or options; investing directly in oil, gas or other mineral exploration programs; and purchasing securities when borrowings exceed a specified limitation. In addition, the Jacob Fund has adopted a non-fundamental investment policy with respect to investments in companies for the purpose of exercising control of management.

Below is a detailed side-by-side comparison of the Rockland Fund’s and the Jacob Fund’s fundamental and non-fundamental investment policies. Fundamental investment policies and limitations are subject to change only by shareholder vote, whereas non-fundamental investment policies and limitations are subject to change by approval of the Board of Trustees/Directors.

Rockland Fund (Rockland Small Cap Growth Fund)	Jacob Fund (Jacob Small Cap Growth Fund)
The Fund may not borrow money, except that the Fund	The Fund will not borrow money or issue senior
may (i) borrow money from banks for temporary or	securities, except as the 1940 Act, any rule thereunder,
emergency purposes (but not for leverage or the	or SEC staff interpretation thereof, may permit. The
purchase of investments) and (ii) make other	following sentence is intended to describe the current
investments or engage in other transactions permissible	regulatory limits relating to senior securities and
under the 1940 Act which may involve a borrowing,	borrowing activities that apply to mutual funds and the
provided that the combination of (i) and (ii) shall not	information in the sentence may be changed without
exceed 33 1/3% of the value of the Fund’s total assets	shareholder approval to reflect legal or regulatory
(including the amount borrowed), less the Fund’s	changes. The Fund may borrow up to 5% of its total
liabilities (other than borrowings).	assets for temporary purposes and may also borrow from
banks, provided that if borrowings exceed 5%, the Fund
The Fund may not issue senior securities, except as	must have assets totaling at least 300% of the borrowing
permitted under the 1940 Act. (Fundamental)	when the amount of the borrowing is added to the
Fund’s other assets. The effect of this provision is to
allow the Fund to borrow from banks amounts up to
one-third (33 1/3%) of its total assets (including those
assets represented by the borrowing). (Fundamental)
The Fund may not act as an underwriter of another	The Fund will not underwrite the securities of other
issuer’s securities, except to the extent that the Fund	issuers, except that the Fund may engage in transactions
may be deemed to be an underwriter within the meaning	involving the acquisition, disposition or resale of its
of the Securities Act of 1933 in connection with the	portfolio securities, under circumstances where it may
purchase and sale of portfolio securities.	be considered to be an underwriter under the 1933 Act.
(Fundamental)	(Fundamental)
The Fund may not purchase or sell real estate unless	The Fund will not purchase or sell real estate, unless
acquired as a result of ownership of securities or other	acquired as a result of ownership of securities or other
instruments (but this shall not prohibit the Fund from	instruments and provided that this restriction does not
purchasing or selling securities or other instruments	prevent the Fund from investing in issuers which invest,

backed by real estate or of issuers engaged in real estate	deal or otherwise engage in transactions in real estate or
activities). (Fundamental)	interests therein, or investing in securities that are
secured by real estate or interests therein.
(Fundamental)
The Fund may not make loans to other persons, except	The Fund will not make loans, provided that this
through (i) the purchase of investments permissible	restriction does not prevent the Fund from
under the Fund’s investment policies, (ii) repurchase	purchasing debt obligations, entering into repurchase
agreements, or (iii) the lending of portfolio securities,	agreements, and loaning its assets to broker/dealers or
provided that no such loan of portfolio securities may be	institutional investors and investing in loans, including
made by the Fund if, as a result, the aggregate of such	assignments and participation interests. (Fundamental)
loans would exceed 33 1/3% of the value of the Fund’s
total assets. (Fundamental)
The Fund may not purchase the securities of any issuer	The Fund will not make investments that will result in
if, as a result, more than 25% of the Fund’s total assets	the concentration (as that term may be defined in the
would be invested in the securities of issuers whose	1940 Act, any rules or orders thereunder, or SEC staff
principal business activities are in the same industry.	interpretation thereof) of its total assets in securities of
(Fundamental)	issuers in any one industry (other than securities issued
or guaranteed by the U.S. government or any of its
agencies or instrumentalities or securities of other
investment companies). The following sentence is
intended to describe the current definition of
concentration and the information in the sentence may
be changed without shareholder approval to reflect legal
or regulatory changes. Currently, to avoid
concentration of investments, the Fund may not invest
25% or more of its total assets in securities of issuers in
any one industry (other than securities issued or
guaranteed by the U.S. government or any of its
agencies or instrumentalities or securities of other
investment companies). (Fundamental)
The Fund may not purchase or sell physical	The Fund will not purchase or sell commodities as
commodities unless acquired as a result of ownership of	defined in the Commodity Exchange Act, as amended,
securities or other instruments (but this shall not prevent	and the rules and regulations thereunder, unless acquired
the Fund from purchasing or selling options, futures	as a result of ownership of securities or other
contracts, or other derivative instruments, or from	instruments and provided that this restriction does not
investing in securities or other instruments backed by	prevent the Fund from engaging in transactions
physical commodities). (Fundamental)	involving futures contracts and options thereon or
investing in securities that are secured by physical
commodities. (Fundamental)
The Fund may not, with respect to 75% of its total	The Fund will not change its classification under the
assets, purchase securities of any issuer (except	1940 Act from “diversified” to “non-diversified.” The
securities of the U.S. government or any agency or	following sentence describes the current regulatory
instrumentality thereof) if, as a result, (i) more than 5%	definition of “diversified” for purposes of the 1940 Act,
of the Fund’s total assets would be invested in the	and the information in the sentence may be changed
securities of that issuer, or (ii) the Fund would hold	without shareholder approval to reflect legal or
more than 10% of the outstanding voting securities of	regulatory changes. A diversified fund is one that does
that issuer. (Fundamental)	not: (1) as to 75% of its total assets, purchase the
securities of any one issuer (other than securities issued
or guaranteed by the United States Government or any
of its agencies or instrumentalities or securities of other
investment companies), if immediately after and as a
result of such purchase (a) the value of the holdings of
the Fund in the securities of such issuer exceeds 5% of
the value of the Fund’s total assets, or (b) the Fund owns
more than 10% of the outstanding voting securities, or
any other class of securities, of such issuer.

(Fundamental)
No corresponding policy or limitation.	The Fund will not invest in companies for the purpose of
exercising control of management. (Non-Fundamental)
The Fund may not purchase securities on margin, except	The Fund will not purchase securities on margin. (Non-
that the Fund may obtain such short-term credits as are	Fundamental)
necessary for the clearance of transactions; and provided
that margin deposits in connection with futures
contracts, options on futures contracts or other derivative
instruments shall not constitute purchasing securities on
margin. (Non-Fundamental)
The Fund may not invest in illiquid securities if, as a	The Fund will not invest more than 15% of its net assets
result of such investment, more than 10% of the Fund’s	(valued at time of investment) in securities that are not
net assets would be invested in illiquid securities. (Non-	readily marketable. If more than 15% of the Fund’s net
Fundamental)	assets are invested in securities that are not readily
marketable, there will be an orderly disposition of those
securities in order to get below the threshold. (Non-
Fundamental)
The Fund may not sell more than 25% of the Fund’s net	No corresponding policy or limitation.
assets short, unless the Fund owns or has the right to
obtain securities equivalent in kind and amount to the
securities sold short, and provided that transactions in
options, futures contracts, options on futures contracts or
other derivative instruments are not deemed to constitute
selling securities short. (Non-Fundamental)
The Fund may not pledge, mortgage or hypothecate any	No corresponding policy or limitation.
assets owned by the Fund except as may be necessary in
connection with permissible borrowings or investments
and then such pledging, mortgaging or hypothecating
may not exceed 33 1/3% of the Fund’s total assets at the
time of the borrowing or investment. (Non-
Fundamental)
The Fund may not purchase securities of open-end or	No corresponding policy or limitation.
closed-end investment companies except in compliance
with the 1940 Act and applicable state law. (Non-
Fundamental)
The Fund may not enter into futures contracts or related	No corresponding policy or limitation.
options if more than 50% of the Fund’s net assets would
be represented by futures contracts or more than 5% of
the Fund’s net assets would be committed to initial
margin deposits and premiums on futures contracts and
related options. (Non-Fundamental)
The Fund may not invest in direct interests in oil, gas or	No corresponding policy or limitation.
other mineral exploration programs or leases; however,
the Fund may invest in the securities of issuers that
engage in these activities. (Non-Fundamental)
The Fund may not purchase securities when borrowings	No corresponding policy or limitation.
exceed 5% of its total assets. (Non-Fundamental)

Attachment II

AGREEMENT AND PLAN OF REORGANIZATION

     This AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”), made as of this ______ day of ______________, 2009, by and between Jacob Internet Fund Inc. (the “Acquiring Company”), a corporation created under the laws of the State of Maryland, with its principal place of business at 653 Manhattan Beach Boulevard, #J, Manhattan Beach, CA 90266, on behalf of its series, Jacob Small Cap Growth Fund (“Acquiring Fund”), and Rockland Funds Trust (the “Rockland Trust”), a statutory trust created under the laws of the State of Delaware, with its principal place of business at 1235 Westlakes Drive, Suite 280, Berwyn, Pennsylvania 19312, on behalf of its series, Rockland Small Cap Growth Fund (“Acquired Fund”). (The Acquiring Company, on behalf of the Acquiring Fund, and Rockland Trust, on behalf of the Acquired Fund, are hereinafter collectively referred to as the “parties”). Jacob Asset Management of New York LLC, a Delaware limited liability company (“JAM”), and Gould Investment Partners LLC, a Pennsylvania limited liability company, each join this Agreement solely for the purposes of Section 10.

PLAN OF REORGANIZATION

     The reorganization of the Acquired Fund into the Acquiring Fund (the “Reorganization”) will consist of: (i) the acquisition by the Acquiring Company on behalf of the Acquiring Fund of all of the property, assets and goodwill of the Acquired Fund in exchange solely for shares of common stock, par value $0.001, of the Acquiring Fund; (ii) the assumption by the Acquiring Company on behalf of the Acquiring Fund of all of the stated liabilities (as defined in Section 1 below) of the Acquired Fund; (iii) the distribution of the Acquiring Fund’s shares to the shareholders of the Acquired Fund according to their respective interests in complete liquidation of the Acquired Fund; and (iv) the dissolution of the Acquired Fund as soon as practicable after the closing (as referenced in Section 3 hereof and hereinafter called the “Closing”), all upon and subject to the terms and conditions of this Agreement hereinafter set forth. The Acquiring Fund currently is a shell series, without assets or liabilities, created for the purpose of acquiring the assets and liabilities (as defined in Section 1 below) of the Acquired Fund.

AGREEMENT

     In order to consummate the Reorganization and in consideration of the premises and covenants and agreements hereinafter set forth, and intending to be legally bound, the parties hereto covenant and agree as follows:

1.	Sale and Transfer of Assets and Liabilities, Liquidation and Dissolution of the Acquired Fund

     (a) Upon satisfaction of the conditions precedent described in Section 9 hereof, Rockland Trust will convey, transfer and deliver to the Acquiring Company on behalf of the Acquiring Fund, at the Closing, all of the then-existing assets of the Acquired Fund (the “Assets”). In consideration thereof, the Acquiring Company agrees at the Closing (i) that the Acquiring Fund shall assume and pay when due all obligations and liabilities (as reflected in the statement of assets and liabilities to be provided under Sections 4(e) and 7(f) of this Agreement) of the Acquired Fund existing on or after the Effective Date of the Reorganization (as defined in Section 3 hereof), whether absolute, accrued, contingent or otherwise (but not including fees and expenses in connection with this Agreement to be paid by persons as provided in Section 10 hereof) (collectively, the “Liabilities”); and (ii) that the Acquiring Company shall deliver to Rockland Trust, in accordance with paragraph (b) of this Section 1, full and fractional shares of beneficial interest, par value $0.001, of the Acquiring Fund equal in number to the number of full and fractional shares of beneficial interest, par value $0.001, of the Acquired Fund outstanding at the time of calculation of the Acquired Fund’s net asset value (“NAV”) as of the close of business (which hereinafter shall be, unless otherwise noted, the regular close of business of the New York Stock Exchange, Inc. (“NYSE”)) (“Close of Business”) on the valuation date (as defined in Section 3 hereof and hereinafter called the “Valuation Date”), which shall be the business day immediately preceding the Effective Date of the Reorganization. The reorganization contemplated hereby is intended to qualify as a reorganization within the meaning of Section 368 of the Internal Revenue Code of 1986, as amended (the “Code”). The Acquiring Company shall distribute to the Acquired Fund’s shareholders the shares of the Acquiring Fund in accordance with this Agreement and the resolutions of the Board of Directors of the Acquiring Company authorizing the transactions contemplated by this Agreement.

     (b) In order to effect the delivery of shares described in Section 1(a)(ii) hereof, the Acquiring Company will establish an open account of the Acquiring Fund for each shareholder of the Acquired Fund and, on the Effective Date of the Reorganization, will credit to such account full and fractional shares of beneficial interest, par value $0.001, of the Acquiring Fund equal to the number of full and fractional shares of beneficial interest which such shareholder holds in the Acquired Fund at the time of calculation of the Acquired Fund’s NAV on the business day immediately preceding the Effective Date of the Reorganization. Fractional shares of the Acquired Fund are, and fractional shares of the Acquiring Fund will be, carried to the third decimal place. At the time of calculation of the Acquired Fund’s NAV on the Valuation Date, the NAV per share of the shares of the Acquiring Fund shall be deemed to be the same as the NAV per share of the shares of the Acquired Fund. On the Effective Date of the Reorganization, each certificate, if any, representing shares of the Acquired Fund will be deemed to represent the same number of shares of the Acquiring Fund. Simultaneously with the crediting of the shares of the Acquiring Fund to the shareholders of record of the Acquired Fund, the shares of the Acquired Fund held by such shareholders shall be cancelled.

     (c) No certificates representing shares of beneficial interest of the Acquiring Fund will be issued to shareholders of the Acquired Fund irrespective of whether such shareholders hold their shares in certificated form. Upon request, each shareholder of the Acquired Fund will have the right to deliver the shareholder’s share certificates of the Acquired Fund, if any, to the Acquiring Company in exchange for either (i) share certificates of the Acquiring Fund, or (ii) book entries establishing the shareholder’s ownership of shares, in either case, for shares of the Acquiring Fund equal to the number of shares of the Acquired Fund owned by such shareholder; provided that, a shareholder need not deliver such share certificates to the Acquiring Company unless the shareholder so desires and shall irrespective of any delivery of such share certificates receive ownership of shares of the Acquiring Fund equal to the number of shares of the Acquired Fund owned by such shareholder. As soon as practicable following the Closing, Rockland Trust shall dissolve and deregister the Acquired Fund.

2.	Valuation

     (a) The NAV of the Acquired Fund shall be computed as of Close of Business on the Valuation Date using the valuation procedures set forth in Rockland Trust’s currently effective prospectus and statement of additional information with respect to the Acquired Fund.

     (b) The NAV of a share of beneficial interest of the Acquired Fund shall be determined to the nearest full cent as of the Close of Business on the Valuation Date, using the valuation procedures as set forth in Rockland Trust’s currently effective prospectus and statement of additional information with respect to the Acquired Fund.

3.	Closing and Valuation Date

     (a) The Closing shall consist of (i) the conveyance, transfer and delivery of the Assets of the Acquired Fund to the Acquiring Company on behalf of the Acquiring Fund in exchange for the assumption and payment, when due, by the Acquiring Fund of the Liabilities of the Acquired Fund; and (ii) the issuance and delivery of the Acquiring Fund’s shares in accordance with Section 1(b), together with related acts necessary to consummate such transactions. Subject to receipt of all necessary regulatory approvals and the final adjournment of the meeting of shareholders of the Acquired Fund at which this Agreement is considered and approved, the Closing shall occur on [ ], 2009 or such other date as the officers of the parties may mutually agree, and shall be effective on the next business day following the Valuation Date (“Effective Date of the Reorganization”).

     (b) Notwithstanding anything herein to the contrary, in the event that on the Valuation Date (a) the NYSE shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of the Acquiring Company or Rockland Trust, accurate appraisal of the value of the net assets of the Acquired Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading on the NYSE shall have been fully resumed without restriction or disruption, reporting shall have been restored and accurate appraisal of the value of the net assets of the Acquired Fund is practicable in the judgment of the Acquiring Company and Rockland Trust.

     (c) Rockland Trust shall provide, as of the Closing, for delivery of those Assets of the Acquired Fund to be transferred to the Custodian of the Acquiring Fund. Also, Rockland Trust shall deliver at the Closing a list (which may be in electronic form) of names and addresses of the shareholders of record of the shares of beneficial interest of the Acquired Fund, and the number of full and fractional shares of beneficial interest owned by each such shareholder, indicating thereon which such shares are represented by outstanding certificates, if any, and which by book-entry accounts, all as of the Close of Business on the Valuation Date, certified by its transfer agent, or by its President or Vice-President to the best of their knowledge and belief.

     (d) The Acquiring Company shall issue and deliver a certificate or certificates evidencing the shares of beneficial interest of the Acquiring Fund to be delivered at the Closing to said transfer agent registered in such manner as Rockland Trust may request, or provide evidence satisfactory to Rockland Trust in such manner as Rockland Trust may request that such shares of beneficial interest of the Acquiring Fund have been registered in an open account of the Acquiring Fund on the books of the Acquiring Company.

4.	Representations and Warranties by Rockland Trust

     Rockland Trust represents and warrants to the Acquiring Company that:

     (a) Rockland Trust is a statutory trust created under the laws of the State of Delaware on July 31, 1996 and is validly existing and in good standing under the laws of that State. Rockland Trust, of which the Acquired Fund is a series, is duly registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. Such registration is in full force and effect as of the date hereof and will be in full force and effect as of the

Closing and all of the shares of the Acquired Fund issued and outstanding have been sold pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the “1933 Act”), and the 1940 Act, except for any shares sold pursuant to the private offering exemption for purposes of raising initial capital.

     (b) Rockland Trust is authorized to issue an unlimited number of shares of beneficial interest, par value $0.001, of the Acquired Fund. Each outstanding share of the Acquired Fund is validly issued, fully paid, non-assessable, has full voting rights, and, except for any such shares sold pursuant to the private offering exemption for purposes of raising initial capital, is freely transferable.

     (c) The financial statements appearing in the Acquired Fund’s Annual Report to Shareholders for the fiscal year ended September 30, 2008, audited by KPMG LLP, copies of which have been delivered to the Acquiring Company, the Acquired Fund’s Semi-Annual Report to Shareholders for the period ended March 31, 2009, copies of which will have been furnished to the Acquiring Company, and the unaudited financial statements for Rockland Trust for the most recent month ended prior to the Closing, copies of which will have been furnished to the Acquiring Company, fairly present the financial position of Rockland Trust as of the date indicated, and the results of its operations for the period indicated, in conformity with generally accepted accounting principles applied on a consistent basis (with the exception, in the case of the unaudited financial statements, of the omission of footnotes).

     (d) The books and records of Rockland Trust and the Acquired Fund, including FIN 48 workpapers and supporting statements, made available to the Acquiring Company and/or its counsel are true and correct in all material respects and contain no material omissions with respect to the business and operations of Rockland Trust and the Acquired Fund.

     (e) The statement of assets and liabilities of the Acquired Fund to be furnished by Rockland Trust as of the Close of Business on the Valuation Date for the purpose of determining the number of shares of beneficial interest of the Acquiring Fund to be issued pursuant to Section 1 hereof will accurately reflect the NAV of the Acquired Fund and each of the outstanding shares of beneficial interest of the Acquired Fund, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

     (f) At the Closing, Rockland Trust will, on behalf of the Acquired Fund, have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in subsection (e) above, free and clear of all liens or encumbrances of any nature whatsoever except such restrictions as might arise under the 1933 Act with respect to privately placed or otherwise restricted securities that it may have acquired in the ordinary course of business and such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

     (g) Rockland Trust has the necessary power and authority to conduct its business and the business of the Acquired Fund as such businesses are now being conducted.

     (h) Rockland Trust is not a party to or obligated under any provision of its Agreement and Declaration of Trust, By-Laws, or any material contract or any other material commitment or obligation, and is not subject to any order or decree, that would be violated by its execution of or performance under this Agreement.

     (i) Rockland Trust, on its own behalf and on behalf of the Acquired Fund, has full power and authority to enter into and perform its obligations under this Agreement, subject to approval of the Agreement and the Reorganization by the Board of Trustees of Rockland Trust and, with respect to the Acquired Fund, by the shareholders of the Acquired Fund. Except as provided in the immediately preceding sentence, the execution, delivery and performance of this Agreement has been validly authorized, executed and delivered by Rockland Trust, on its own behalf and on behalf of the Acquired Fund, and this Agreement constitutes the legal, valid and binding obligation of Rockland Trust and the Acquired Fund, enforceable against it in accordance with its terms, subject as to enforcement to the effect of bankruptcy, insolvency, reorganization, arrangement among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditor’s rights and to general equity principles.

     (j) Neither Rockland Trust nor the Acquired Fund is under the jurisdiction of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

     (k) Neither Rockland Trust nor the Acquired Fund has any unamortized or unpaid organizational fees or expenses.

     (l) Rockland Trust has elected to treat the Acquired Fund as a regulated investment company (“RIC”) for federal income tax purposes under Part I of Subchapter M of the Code, the Acquired Fund is a “fund” as defined in Section 851(g)(2) of the Code, has qualified as a RIC for each taxable year since its inception and will qualify as a RIC as of the Closing, and the consummation of the transactions contemplated by the Agreement will not cause the Acquired Fund to fail to be qualified as a RIC as of the Closing.

5.	Representations and Warranties by the Acquiring Company

The Acquiring Company represents and warrants to Rockland Trust that:

     (a) The Acquiring Company is a corporation created under the laws of the State of Maryland on July 13, 1999 and is validly existing and in good standing under the laws of that State. The Acquiring Company, of which the Acquiring Fund is a series, is duly registered under the 1940 Act as an open-end, management investment company. Such registration is in full force and effect as of the date hereof or will be in full force and effect as of the Closing.

     (b) The Acquiring Company is authorized to issue an unlimited number of shares of beneficial interest, par value $0.001, of the Acquiring Fund. Each outstanding share of the Acquiring Fund, if any, is fully paid, non-assessable and has full voting rights and, except for any shares sold pursuant to the private offering exemption for purposes of raising initial capital, is freely transferable. The shares of beneficial interest of the Acquiring Fund to be issued pursuant to Section 1 hereof will, upon their issuance, be validly issued, fully paid, non-assessable and freely transferable and have full voting rights.

     (c) At the Closing, shares of beneficial interest of the Acquiring Fund to be issued pursuant to this Agreement will be eligible for offering to the public in those states of the United States and jurisdictions in which the shares of the Acquired Fund are currently eligible for offering to the public, and there will be an unlimited number of shares of the Acquiring Fund registered under the 1933 Act such that there is a sufficient number of such shares to permit the transfers contemplated by this Agreement to be consummated.

     (d) The Acquiring Company has or will have at the time of Closing the necessary power and authority to conduct its business and the business of the Acquiring Fund as such businesses are then being conducted by Rockland Trust and the Acquired Fund.

     (e) The Acquiring Company is not a party to or obligated under any provision of its Agreement and Declaration of Trust, By-Laws, or any material contract or any other material commitment or obligation, and is not subject to any order or decree, that would be violated by its execution of or performance under this Agreement.

     (f) The Acquiring Company, on its own behalf and on behalf of the Acquiring Funds, has, or will have at the time of Closing, full power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement have been validly authorized, executed and delivered by the Acquiring Company, on its own behalf and on behalf of the Acquiring Fund, and this Agreement constitutes the legal, valid and binding obligation enforceable against the Acquiring Company, on its own behalf and on behalf of the Acquiring Fund, in accordance with its terms, subject as to enforcement to the effect of bankruptcy, insolvency, reorganization, arrangements among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditors rights and to general equity principles.

     (g) Neither the Acquiring Company nor the Acquiring Fund is under the jurisdiction of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

     (h) The books and records of the Acquiring Company and the Acquiring Fund, including FIN 48 workpapers and supporting statements, made available to Rockland Trust and/or its counsel are true and correct in all material respects and contain no material omissions with respect to the business and operations of the Acquiring Company and the Acquiring Fund.

     (i) The Acquiring Fund is, and will be at the time of Closing, a shell series, without assets or liabilities, created for the purpose of acquiring the assets and Liabilities of the Acquired Fund.

     (j) The Acquiring Company has elected, or intends to elect, to treat the Acquiring Fund as a RIC for federal income tax purposes under Part I of Subchapter M of the Code, the Acquiring Fund will be a “fund” as defined in Section 851(g)(2) of the Code, and the consummation of the transactions contemplated by the Agreement will not cause the Acquiring Fund to fail to be qualified as a RIC from and after the Closing.

6.	Representations and Warranties by Rockland Trust and the Acquiring Company

Rockland Trust and the Acquiring Company each represents and warrants to the other, with respect to itself and each of the Acquired Fund or Acquiring Fund, respectively, that:

     (a) Except as discussed in its currently effective prospectus as of the Closing, there are no legal, administrative or other proceedings or investigations against it, or, to its knowledge,

threatened against it, that would materially affect its financial condition or its ability to consummate the transactions contemplated by this Agreement. It is not charged with or, to its knowledge, threatened with, any violation or investigation of any possible violation of any provisions of any federal, state or local law or regulation or administrative ruling relating to any aspect of its business.

     (b) There are no known actual or proposed deficiency assessments with respect to any taxes payable by it.

     (c) It has duly and timely filed, on behalf of the Acquired Fund or the Acquiring Fund, as appropriate, all Tax (as defined below) returns and reports (including, but not limited to, information returns), that are required to be filed by the Acquired Fund or Acquiring Fund, and all such returns and reports accurately state the amount of Tax owed for the periods covered by the returns, or, in the case of information returns, the amount and character of income required to be reported by the Acquired Fund or Acquiring Fund. On behalf of the Acquired Fund and Acquiring Fund, as appropriate, it has paid or made provision and properly accounted for all Taxes (as defined below) due or properly shown to be due on such returns and reports. The amounts set up as provisions for Taxes in the books and records of the Acquired Fund or Acquiring Fund, as appropriate, as of the Close of Business on the Valuation Date will, to the extent required by generally accepted accounting principles, be sufficient for the payment of all Taxes of any kind, whether accrued, due, absolute, contingent or otherwise, which were or which may be payable by the Acquired Fund or Acquiring Fund, as appropriate, for any periods or fiscal years prior to and including the Close of Business on the Valuation Date, including, but not limited to, all Taxes imposed before or after the Close of Business on the Valuation Date that are attributable to any such period or fiscal year. To its knowledge, no return filed by it, on behalf of the Acquired Fund or Acquiring Fund, as appropriate, is currently being audited by the Internal Revenue Service or by any state or local taxing authority. As used in this Agreement, “Tax” or “Taxes” means all federal, state, local and foreign (whether imposed by a country or political subdivision or authority thereunder) income, gross receipts, excise, sales, use, value added, employment, franchise, profits, property, ad valorem or other taxes, stamp taxes and duties, fees, assessments or charges, whether payable directly or by withholding, together with any interest and any penalties, additions to tax or additional amounts imposed by any taxing authority (foreign or domestic) with respect thereto. To its knowledge, there are no levies, liens or encumbrances relating to Taxes existing, threatened or pending with respect to the assets of the Acquired Fund or Acquiring Fund, as appropriate.

     (d) All information provided to Rockland Trust by the Acquiring Company, and by Rockland Trust to the Acquiring Company, for inclusion in, or transmittal with, the Proxy Statement/Prospectus on Form N-14 with respect to this Agreement pursuant to which approval of the Reorganization by vote of the Acquired Fund’s shareholders will be sought, does not contain any untrue statement of a material fact, or omit to state a material fact required to be stated in order to make the statements made therein, in light of the circumstances under which they were made, not misleading.

     (e) Except in the case of Rockland Trust with respect to the approval of the this Agreement and the Reorganization by vote of the Acquired Fund’s shareholders of the Agreement, no consent, approval, authorization or order of any court or governmental authority, or of any other person or entity, is required for the consummation of the transactions contemplated by this Agreement, except as may be required by the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”), the 1940 Act, state securities laws or applicable state trust or corporate laws (including, in the case of each of the foregoing, the rules and regulations thereunder).

7.	Covenants of Rockland Trust

     (a) Rockland Trust covenants to operate the business of the Acquired Fund as currently conducted between the date hereof and the Closing.

     (b) Rockland Trust undertakes that Rockland Trust and the Acquired Fund will not acquire the shares of beneficial interest of the Acquiring Fund for the purpose of making distributions thereof other than to the Acquired Fund’s shareholders.

     (c) Rockland Trust covenants that by the time of the Closing, all of the Acquired Fund’s federal and other Tax returns and reports required by law to be filed on or before such date shall have been filed and all federal and other Taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such Taxes.

     (d) Rockland Trust will at the Closing provide the Acquiring Company with:

          (i) A statement of the respective tax basis of all investments to be transferred by the Acquired Fund to the Acquiring Fund;

          (ii) A copy (which may be in electronic form) of the shareholder ledger accounts of the Acquired Fund, including, without limitation,

               (A) the name, address and taxpayer identification number of each shareholder of record,

               (B) the number of shares of beneficial interest held by each shareholder,

               (C) the dividend reinvestment elections applicable to each shareholder, and

               (D) the backup withholding and nonresident alien withholding certifications, notices or records on file with the Acquired Fund with respect to each shareholder,

for all of the shareholders of record of the Acquired Fund’s shares as of the Close of Business on the Valuation Date, who are to become holders of the Acquiring Fund as a result of the transfer of assets that is the subject of this Agreement, certified by its transfer agent or its President or its Vice-President to the best of their knowledge and belief; and

     (iii) All FIN 48 workpapers and supporting statements pertaining to Rockland Trust and Acquired Fund.

     (e) The Board of Trustees of Rockland Trust shall call, and Rockland Trust shall hold, a Special Meeting of Acquired Fund’s shareholders to consider and vote upon this Agreement (the “Special Meeting”) and Rockland Trust shall take all other actions reasonably necessary to obtain approval of the transactions contemplated herein. The Board of Trustees of Rockland Trust shall cause to be prepared, filed with the United States Securities and Exchange Commission (the “Commission”),

and mailed to each shareholder of record of the Acquired Fund, a Proxy Statement/Prospectus on Form N-14 that complies in all material respects with the applicable provisions of the 1940 Act and the 1934 Act, and the respective rules and regulations thereunder.

     (f) Rockland Trust shall supply to the Acquiring Company, at the Closing, the statement of the assets and liabilities described in Section 4(e) of this Agreement in conformity with the requirements described in such Section. In addition, Rockland Trust shall supply a schedule of portfolio investments of the Acquired Fund as of the Valuation Date. The schedule of portfolio investments will present fairly the portfolio investments of the Acquired Fund as of the Valuation Date in conformity with generally accepted accounting principles applied on a consistent basis. The statement of assets and liabilities and schedule of portfolio investments shall be certified by the treasurer of Rockland Trust as, to the best of his or her knowledge, as being in conformity with generally accepted accounting principles applied on a consistent basis.

8.	Covenants of the Acquiring Company

     (a) The Acquiring Company covenants that the shares of beneficial interest of the Acquiring Fund to be issued and delivered to the Acquired Fund pursuant to the terms of Section 1 hereof shall have been duly authorized as of the Closing and, when so issued and delivered, shall be registered under the 1933 Act, validly issued, fully paid and non-assessable, and no shareholder of the Acquiring Fund shall have any statutory or contractual preemptive right of subscription or purchase in respect thereof.

     (b) The Acquiring Company covenants (i) to establish and organize the Acquiring Fund so that it may conduct its business in substantially the same manner as the business of the Acquired Fund is currently conducted between the date hereof and the Closing or (ii) to the extent that the Acquiring Fund will not be managed in substantially the same manner as the Acquired Fund, to seek the approval of shareholders of the Acquired Fund for any changes that are proposed for the Acquiring Fund only if such changes require approval under the 1940 Act.

     (c) The Acquiring Company covenants that by the Closing, the federal and other Tax returns and reports required by law to be filed by it and the Acquiring Fund, if any, on or before such date shall have been filed and all federal and other Taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such Taxes.

     (d) The Acquiring Company will file with the Commission a Registration Statement on Form N-14 under the 1933 Act (“Registration Statement”), relating to the shares of beneficial interest of the Acquiring Fund issuable hereunder, and will use its best efforts to provide that such Registration Statement becomes effective as promptly as practicable. At the time such Registration Statement becomes effective, it (i) will comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act and the 1940 Act, and the rules and regulations promulgated thereunder; and (ii) will not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. At the time the Registration Statement becomes effective, at the time of the Acquired Fund’s shareholders’ meeting, and at the Closing, the prospectus and statement of additional information included in the Registration Statement will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

9.	Conditions Precedent to be Fulfilled by Rockland Trust and the Acquiring Company

     The respective obligations of Rockland Trust and the Acquiring Company to effectuate this Agreement and the Reorganization hereunder shall be subject to the following respective conditions:

     (a) That (i) all the representations and warranties of the other party contained herein shall be true and correct in all material respects as of the Closing with the same effect as though made as of and at such date; (ii) the other party shall have performed all obligations required by this Agreement to be performed by it at or prior to the Closing; and (iii) the other party shall have delivered to such party a certificate to the foregoing effect signed by the President or Vice-President and by the Secretary or equivalent officer of the party.

     (b) That each party shall have delivered to the other party a copy of the resolutions approving this Agreement adopted by the Board of Trustees/Directors of the party delivering the copy, and certified by the Secretary or equivalent officer of the party delivering the copy.

     (c) That the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the 1940 Act, nor instituted nor threatened to institute any proceeding seeking to enjoin the consummation of the reorganization contemplated hereby under Section 25(c) of the 1940 Act, and no other legal, administrative or other proceeding shall be instituted or threatened that would materially and adversely affect the financial condition of either party or would prohibit the transactions contemplated hereby.

     (d) That this Agreement, the Reorganization and the transactions contemplated hereby for the Acquired Fund shall have been approved by the appropriate action of the shareholders of the Acquired Fund at an annual or special meeting or any adjournment thereof.

     (e) That the Acquired Fund shall have declared a distribution or distributions prior to the Valuation Date, as applicable, that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its ordinary income and all of its capital gain net income, if any, for the period from the close of its last fiscal year to the Close of Business on the Valuation Date, and (ii) any undistributed ordinary income and capital gain net income from any prior period. Capital gain net income has the meaning given such term by Section 1222(9) of the Code.

     (f) That all required consents of other parties and all other consents, orders and permits of federal, state and local authorities (including those of the Commission and of state securities authorities, including any necessary “no-action” positions or exemptive orders from such federal and state authorities) to permit consummation of the transaction contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a material adverse effect, or the risk thereof, on the assets and properties of the Acquired Fund and/or Acquiring Fund.

(g) That prior to or at the Closing, Rockland Trust, on behalf of the Acquired Fund, and the Acquiring Company, on behalf of the Acquiring Fund, shall each receive an opinion from Stradley Ronon Stevens & Young, LLP (“Stradley”) to the effect that, provided the acquisition contemplated hereby is carried out in accordance with the applicable laws of the States of Delaware and Maryland, the terms of this Agreement and in accordance with customary representations provided by the Acquiring Company and Rockland Trust in certificates delivered to Stradley, as to the Acquiring Fund and the Acquired Fund:

     (i) The acquisition by the Acquiring Fund of all of the assets of the Acquired Fund, as provided for in the Agreement, in exchange for the Acquiring Fund shares to be issued pursuant to Section 1 hereof and the assumption by Acquiring Fund of the Liabilities of Acquired Fund, followed by the distribution by the Acquired Fund to its shareholders of the Acquiring Fund shares in complete liquidation of the Acquired Fund, should qualify as a reorganization within the meaning of Section 368(a)(1)(F) of the Code, and the Acquired Fund and the Acquiring Fund each will be a “party to the reorganization” within the meaning of Section 368(b) of the Code;

     (ii) No gain or loss will be recognized by the Acquired Fund upon the transfer of all of its assets to, and assumption of its Liabilities by, the Acquiring Fund in exchange solely for the Acquiring Fund shares pursuant to Section 361(a) and Section 357(a) of the Code;

     (iii) No gain or loss will be recognized by the Acquiring Fund upon the receipt by it of all of the assets of the Acquired Fund in exchange solely for voting shares of the Acquiring Fund (to be issued in accordance with Section 1 hereof) and the assumption by the Acquiring Fund of the Liabilities of the Acquired Fund pursuant to Section 1032(a) of the Code;

     (iv) No gain or loss will be recognized by the Acquired Fund upon the distribution of the Acquiring Fund shares to its shareholders in complete liquidation of the Acquired Fund (in pursuance of the Agreement) pursuant to Section 361(c)(1) of the Code;

     (v) The basis of the assets of the Acquired Fund received by the Acquiring Fund will be the same as the basis of these assets to the Acquired Fund immediately prior to the exchange pursuant to Section 362(b) of the Code;

     (vi) The holding period of the assets of the Acquired Fund received by the Acquiring Fund will include the period during which such assets were held by the Acquired Fund pursuant to Section 1223(2) of the Code;

     (vii) No gain or loss will be recognized by the shareholders of the Acquired Fund upon the exchange of their Acquired Fund shares for voting shares (including fractional shares to which they may be entitled) of the Acquiring Fund, pursuant to Section 354(a) of the Code;

     (viii) The basis of the Acquiring Fund shares received by the shareholders of the Acquired Fund in accordance with Section 1 hereof (including fractional shares to which they may be entitled) will be the same as the basis of the Acquired Fund shares exchanged therefor pursuant to Section 358(a)(1) of the Code;

     (ix) The holding period of the Acquiring Fund shares received by the shareholders of the Acquired Fund in accordance with Section 1 hereof (including fractional shares to which they may be entitled) will include the holding period of the Acquired Fund shares surrendered in exchange therefor, provided that the Acquired Fund shares were held as a capital asset on the date of the Reorganization pursuant to Section 1223(1) of the Code; and

     (x) The Acquiring Fund will succeed to and take into account, as of the date of the transfer as defined in Section 1.381(b)-1(b) of the income tax regulations issued by the United States Department of the Treasury (the “Income Tax Regulations”) the items of Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code, and the Income Tax Regulations.

     (h) That the Acquiring Company shall have received an opinion in form and substance reasonably satisfactory to it from Stradley, counsel to Rockland Trust, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, arrangement among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditor’s rights and to general equity principles: (1) the Rockland Trust was formed as a statutory trust (formerly known as a business trust) under the laws of the State of Delaware on July 31, 1996, and is validly existing and in good standing under the laws of the State of Delaware; (2) this Agreement and the transactions contemplated hereby and the execution and delivery of this Agreement have been duly authorized and approved by all requisite corporate action of the Rockland Trust; and (3) this Agreement is a legal, valid and binding agreement of the Rockland Trust in accordance with its terms.

     (i) That Rockland Trust shall have received an opinion in form and substance reasonably satisfactory to it from Stradley, counsel to the Acquiring Company, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, arrangement among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditor’s rights and to general equity principles: (1) the Acquiring Company was formed as a corporation under the laws of the State of Maryland on July 13, 1999, and is validly existing and in good standing under the laws of the State of Maryland; (2) this Agreement and the transactions contemplated thereby and the execution and delivery of this Agreement have been duly authorized and approved by all requisite action of the Acquiring Company; (3) this Agreement is a legal, valid and binding agreement of the Acquiring Company in accordance with its terms; and (4) the shares of the Acquiring Company to be issued in the reorganization have been duly authorized and, upon issuance thereof in accordance with this Agreement, will have been validly issued and fully paid and will be nonassessable by the Acquiring Company. In giving the opinions set forth above, Stradley may state that it is relying on certificates of the officers of the Acquiring Company with regard to matters of fact and certain certifications and written statements of governmental officials with respect to the good standing of the Acquiring Company.

     In giving the opinions set forth in (h) and (i) above, Stradley may state that it is relying on certificates of the officers of either company with regard to matters of fact and certain certifications and written statements of governmental officials with respect to the good standing of either company.

     (j) That the Acquiring Company’s Registration Statement with respect to the shares of beneficial interest of the Acquiring Fund to be delivered to the Acquired Fund’s shareholders in accordance with Section 1 hereof shall have become effective, and no stop order suspending the effectiveness of the Registration Statement or any amendment or supplement thereto, shall have been issued prior to the Closing or shall be in effect at the Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

     (k) That the shares of beneficial interest of the Acquiring Fund to be delivered in accordance with Section 1 hereof shall be eligible for sale by the Acquiring Company with the securities commission or agency of each state or other jurisdiction of the United States with which such eligibility is required in order to permit the shares lawfully to be delivered to the shareholders of the Acquired Fund.

10. Fees and Expenses

The expenses of entering into and carrying out the provisions of this Agreement, whether or not consummated, which fees and expenses shall include, without limitation, costs of legal advice, accounting, printing, mailing, proxy solicitation, transfer taxes, and any other stamp duty taxes, if any, shall be borne by JAM.

11.	Termination; Waiver; Order

     (a) Anything contained in this Agreement to the contrary notwithstanding, this Agreement may be terminated and the Reorganization abandoned at any time (whether before or after approval thereof by the shareholders of the Acquired Fund) prior to the Closing as follows:

          (1) by mutual consent of Rockland Trust and the Acquiring Company;

          (2) by the Acquiring Company if any condition precedent to its obligations set forth in Section 9 has not been fulfilled or waived by the Acquiring Company; or

          (3) by Rockland Trust if any condition precedent to its obligations set forth in Section 9 has not been fulfilled or waived by Rockland Trust.

     (b) If the transactions contemplated by this Agreement have not been consummated by March 31, 2010, this Agreement shall automatically terminate on that date, unless a later date is agreed to by both Rockland Trust and the Acquiring Company.

     (c) In the event of termination of this Agreement pursuant to the provisions hereof, the same shall become void and have no further effect, and there shall not be any liability on the part of either Rockland Trust or the Acquiring Company or persons who are their trustees, officers, agents or shareholders in respect of this Agreement.

     (d) At any time prior to the Closing, any of the terms or conditions of this Agreement may be waived by either Rockland Trust or the Acquiring Company, respectively (whichever is entitled to the benefit thereof). Such waiver shall be in writing and authorized by an officer of the waiving party. The failure of either party hereto to enforce at any time any of the provisions of this Agreement shall in no way be construed to be a waiver of any such provision, nor in any way to affect the validity of this Agreement or any part hereof or the right of either party thereafter to enforce each and every such provision. No waiver of any breach of this Agreement shall be held to be a waiver of any other or subsequent breach.

     (e) The respective representations, warranties and covenants contained in Sections 4-8 hereof shall expire with, and be terminated by, the consummation of the Reorganization, and neither Rockland Trust nor the Acquiring Company, nor any of their officers, trustees, agents or shareholders shall have any liability with respect to such representations or warranties after the Closing. This provision shall not protect any officer, trustee, agent or shareholder of Rockland Trust or the Acquiring Company against any liability to the entity for which that officer, trustee, agent or shareholder so acts or to its shareholders to which that officer, trustee, agent or shareholder would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties in the conduct of such office.

     (f) If any order or orders of the Commission with respect to this Agreement shall be issued prior to the Closing and shall impose any terms or conditions that are determined by action of the Board of Trustees of Rockland Trust or the Board of Directors of the Acquiring Company to be acceptable, such terms and conditions shall be binding as if a part of this Agreement without further vote or approval of the shareholders of the Acquired Fund, unless such further vote is required by applicable law or by mutual consent of the parties.

12.	Liability of the Acquiring Company and Rockland Trust

     (a) Each party acknowledges and agrees that all obligations of the Acquiring Company under this Agreement are binding only with respect to the Acquiring Fund; that any liability of the Acquiring Company under this Agreement with respect to the Acquiring Fund, or in connection with the transactions contemplated herein with respect to the Acquiring Fund, shall be discharged only out of the assets of the Acquiring Fund; that no other series of the Acquiring Company shall be liable with respect to this Agreement or in connection with the transactions contemplated herein; and that neither Rockland Trust nor the Acquired Fund shall seek satisfaction of any such obligation or liability from the shareholders of the Acquiring Company, the trustees, officers, employees or agents of the Acquiring Company, or any of them.

     (b) Each party acknowledges and agrees that all obligations of Rockland Trust under this Agreement are binding only with respect to the Acquired Fund; that any liability of Rockland Trust under this Agreement with respect to the Acquired Fund, or in connection with the transactions contemplated herein with respect to the Acquired Fund, shall be discharged only out of the assets of the Acquired Fund; that no other series of Rockland Trust shall be liable with respect to this Agreement or in connection with the transactions contemplated herein; and that neither the Acquiring Company nor the Acquiring Fund shall seek satisfaction of any such obligation or liability from the shareholders of Rockland Trust, the trustees, officers, employees or agents of Rockland Trust, or any of them.

13.	Cooperation and Exchange of Information

     The Acquiring Company and Rockland Trust will provide each other and their respective representatives with such cooperation, assistance and information as either of them reasonably may request of the other in filing any Tax returns, amended return or claim for refund, determining a liability for Taxes or a right to a refund of Taxes or participating in or conducting any audit or other proceeding in respect of Taxes, or in determining the financial reporting of any tax position. Each party or their respective agents will retain for a period of six (6) years following the Closing all returns, schedules and work papers and all material records or other documents relating to Tax matters and financial reporting of tax positions of the Acquired Fund and Acquiring Fund for its taxable period first ending after the Closing and for prior taxable periods for which the party is required to retain records as of the Closing.

14.	Entire Agreement and Amendments

     This Agreement embodies the entire Agreement between the parties and there are no agreements, understandings, restrictions, or warranties between the parties other than those set forth herein or herein provided for. This Agreement may be amended only by mutual consent of the parties in writing. Neither this Agreement nor any interest herein may be assigned without the prior written consent of the other party.

15. Counterparts

     This Agreement may be executed in any number of counterparts, each of which shall be deemed to be an original, but all such counterparts together shall constitute but one instrument.

16. Notices

     Any notice, report, or demand required or permitted by any provision of this Agreement shall be in writing and shall be deemed to have been given if delivered or mailed, first class postage prepaid, addressed to the following addresses:

Rockland Trust:

Rockland Funds Trust
1235 Westlakes Drive, Suite 280
Berwyn, Pennsylvania 19312
Attention: Richard Gould

To the Acquiring Company:

Jacob Internet Fund Inc.
653 Manhattan Beach Boulevard, #J
Manhattan Beach, CA 90266
Attention: Ryan Jacob

With a copy (which shall not constitute notice) to: Stradley Ronon Stevens & Young, LLP 2005 Market Street, 26th Floor Philadelphia, Pennsylvania 19103 Attention: Michael P. O’Hare, Esquire

17.	Governing Law

     This Agreement shall be governed by and carried out in accordance with the laws of the State of Delaware without regard to its principles of conflicts of laws.

18.	Effect of Facsimile Signature

     A facsimile signature of an authorized officer of a party hereto on this Agreement and/or any transfer document shall have the same effect as if executed in the original by such officer.

19. Publicity.

     Any announcements or similar publicity with respect to this Agreement or the transactions contemplated herein will be made at such time and in such manner as the parties mutually shall agree in writing, provided that nothing herein shall prevent either party from making such public announcements as may be required by applicable law, in which case the party issuing such statement or communication shall advise the other party prior to such issuance.

20.	Confidentiality.

     (a) The parties will hold, and will cause their board members, officers, employees, representatives, agents and affiliated persons to hold, in strict confidence, and not disclose to any other person, and not use in any way except in connection with the transactions herein contemplated, without the prior written consent of the other party, all confidential information obtained from the other party in connection with the transactions contemplated by this Agreement, except such information may be disclosed: (i) to governmental or regulatory bodies, and, where necessary, to any other person in connection with the obtaining of consents or waivers as contemplated by this Agreement; (ii) if required by court order or decree or applicable law; (iii) if it is publicly available through no act or failure to act of such party; (iv) if it was already known to such party on a non-confidential basis on the date of receipt; (v) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (vi) if it is otherwise expressly provided for herein.

     (b) In the event of a termination of this Agreement, the parties agree that they, along with their board members, employees, representative agents and affiliated persons, shall, and shall cause their affiliates to, except with the prior written consent of the other party, keep secret and retain in strict confidence, and not use for the benefit of itself or themselves, nor disclose to any other persons, any and all confidential or proprietary information relating to the other party and their related parties and affiliates, whether obtained through their due diligence investigation, this Agreement or otherwise, except such information may be disclosed: (i) if required by court order or decree or applicable law; (ii)

if it is publicly available through no act or failure to act of such party; (iii) if it was already known to such party on a non-confidential basis on the date of receipt; (iv) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (v) if it is otherwise expressly provided for herein.

21. Headings.

     The headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

     IN WITNESS WHEREOF, Rockland Trust and the Acquiring Company have each caused this Agreement and Plan of Reorganization to be executed on its behalf by its duly authorized officers, all as of the day and year first-above written.

Rockland Funds Trust, on behalf of its series, Rockland Small Cap Growth Fund By: Name: [ ] Title: [ ]

Jacob Internet Fund Inc., on behalf of its series, Jacob Small Cap Growth Fund

By: Name: [ ] Title: [ ]

Solely for purposes of Section 10:

Gould Investment Partners LLC By: Name: [ ] Title: [ ]

Solely for purposes of Section 10:

Jacob Asset Management of New York LLC By: Name: [ ] Title: [ ]

Part B

Jacob Internet Fund Inc. for the Jacob Small Cap Growth Fund

Statement of Additional Information December [ ], 2009

Acquisition of the assets and stated liabilities of the Rockland Small Cap Growth Fund,

a series of The Rockland Funds Trust

By and in exchange for shares of the Jacob Small Cap Growth Fund,

a series of Jacob Internet Fund Inc.

This Statement of Additional Information (“SAI”), which is not a prospectus, supplements and should be read in conjunction with the Combined Prospectus/Proxy Statement dated December [__], 2009 (the “Prospectus/Proxy Statement”) relating specifically to the Special Meeting of Shareholders of Rockland Small Cap Growth Fund that will be held on ________, ______. A copy of the Prospectus/Proxy Statement may be obtained upon request and without charge by calling [1-888-Jacob-fx].

Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same means as are given them in the Prospectus/Proxy Statement. The Reorganization will occur in accordance with the terms of the Agreement and Plan of Reorganization.

Table of Contents
Page
General Information	2
Incorporation of Documents by Reference into the SAI	2
Pro Forma Financial Statements	2

General Information

This SAI and the Prospectus/Proxy Statement are related to the acquisition of the assets of the Rockland Small Cap Growth Fund (the “Rockland Fund”) series of The Rockland Funds Trust by the Jacob Small Cap Growth Fund (the “Jacob Fund”) series of the Jacob Internet Fund Inc. and the assumption by the Jacob Fund of the stated liabilities of the Rockland Fund. Such assets are proposed to be exchanged for shares of the Jacob Fund having an aggregate value equal to the net asset value of the Rockland Fund’s shares on the Closing Date. On the Closing Date, the Rockland Fund will distribute Jacob Fund shares to each of its shareholders in an amount equal to the shares of the Rockland Fund held by the shareholders as of the last business day prior to the Closing Date in complete liquidation of the Rockland Fund (collectively, the “Reorganization”).

Incorporation of Documents and Information by Reference into the SAI

The following documents or information have been filed with the U.S. Securities and Exchange Commission and are incorporated by reference herein (are legally considered to be part of this SAI) and will be mailed to any shareholder who requests to this SAI:

1.	The Statement of Additional Information of the Jacob Small Cap Growth Fund (contained in the amendment to the Jacob Internet Fund Inc.’s registration statement on Form N-1A previously filed via EDGAR under Rule 485(a) on November 10, 2009, Accession No. 0001450789-09-000273). [Please note that the sentence below will supersede and replace the above sentence in the definitive version of this Part B of the Registrant’s Registration Statement on Form N-14 that is filed with the SEC after the Rule 485(a) amendment referred to in the above sentence is declared effective)] The Statement of Additional Information of the Jacob Small Cap Growth Fund dated December __, 2009 (contained in the ___________ previously filed via EDGAR on ________, 2009, Accession No. _______________).]

2.	The audited financial statements and related report of the independent public accounting firm included in the Annual Report of the Rockland Fund for the fiscal year ended September 30, 2008 (contained in the Form N-CSR previously filed via EDGAR on December 8, 2008, Accession No. 0000898531-08-000333), and the unaudited financial statements included in the Semi-Annual Report of the Rockland Fund for the fiscal period ended March 31, 2009 (contained in the Form N-CSR previously filed via EDGAR on June 10, 2009, Accession No. 0000898531-09-000235). No other parts of these shareholder reports are incorporated herein by reference. [Please note that the two sentences below will supersede and replace the above sentence in the definitive version of this Part B of the Registrant’s Registration Statement on Form N-14 after the audited financial statements and related report of the independent public accounting firm included in the Annual Report of the Rockland Fund for the fiscal year ended September 30, 2009 are filed by the Rockland Funds Trust in Form N-CSR (which must occur by December 9, 2009). Therefore, the financial statements in the following sentence are not yet being incorporated by reference into this filing.) The audited financial statements and related report of the independent public accounting firm included in the Annual Report of the Rockland Fund for the fiscal year ended September 30, 2009 (contained in the Form N-CSR previously filed via EDGAR on ________, 2009, Accession No. _______________).. No other parts of the shareholder report are incorporated herein by reference.]

5.	The Statement of Additional Information of the Rockland Fund dated January 28, 2009 (previously filed on EDGAR on January 28, 2009, Accession No. 0000898531-09- 000030).

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Pro Forma Financial Statements

Pro forma financial information has not been prepared for the reorganization of the Rockland Fund into the Jacob Fund because the Jacob Fund is newly organized with no assets and liabilities and will commence investment operations upon completion of the Reorganization and continue the operations of the Rockland Fund.

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JACOB INTERNET FUND INC.

N-14 PART C OTHER INFORMATION

ITEM 15. INDEMNIFICATION

     In accordance with Section 2-418 of the General Corporation Law of the State of Maryland, Article NINTH of the Registrant’s Articles of Incorporation provides as follows:

     “NINTH: (1) The Corporation shall indemnify (i) its currently acting and former directors and officers, whether serving the Corporation or at its request any other entity, to the fullest extent required or permitted by the General Laws of the State of Maryland now or hereafter in force, including the advance of expenses under the procedures and to the fullest extent permitted by law, and (ii) other employees and agents to such extent as shall be authorized by the Board of Directors or the By-Laws and as permitted by law. Nothing contained herein shall be construed to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled. The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such by-laws, resolutions or contracts implementing such provisions or such indemnification arrangements as may be permitted by law. No amendment of the charter of the Corporation or repeal of any of its provisions shall limit or eliminate the right of indemnification provided hereunder with respect to acts or omissions occurring prior to such amendment or repeal.

     (2) To the fullest extent permitted by Maryland statutory or decisional law, as amended or interpreted, and the Investment Company Act of 1940, no director or officer of the Corporation shall be personally liable to the Corporation or its stockholders for money damages; provided, however, that nothing herein shall be construed to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. No amendment of the charter of the Corporation or repeal of any of its provisions shall limit or eliminate the limitation of liability provided to directors and officers hereunder with respect to any act or omission occurring prior to such amendment or repeal.”

     In Section 7 of the Distribution Agreement relating to the securities being offered hereby, the Registrant agrees to indemnify the Distributor and any person who controls the Distributor within the meaning of Section 15 of the Securities Act of 1933, against certain types of civil liabilities arising in connection with the Registration Statement or Prospectus. The Distributor also agrees to indemnify the Registrant, its officers and directors, and any person who controls

1

the Registrant within the meaning of Section 15 of the Securities Act of 1933, against certain types of civil liabilities arising in connection with the Registration Statement or Prospectus.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 16. EXHIBITS

The following exhibits are incorporated by reference to the Registrant’s previously filed documents indicated below, except as noted:

(1)	Articles of Incorporation of the Registrant dated July 12, 1999 are incorporated herein by reference to Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission (the “SEC”) via EDGAR on July 14, 1999 (File No. 333-82865).
(2)	By-Laws of the Registrant are incorporated herein by reference to Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on July 14, 1999 (File No. 333-82865).
(3)	Voting trust agreement affecting more than 5 percent of any class of equity securities of the Registrant.
Not applicable.
(4)	Agreement and Plan of Reorganization by and between Jacob Internet Fund Inc., on behalf of Jacob Small Cap Growth Fund, and The Rockland Funds Trust, on behalf of Rockland Small Cap Growth Fund (filed herewith as Exhibit A to the Proxy Statement/Prospectus contained within this Registration Statement).
(5)	Instruments Defining Rights of Security Holders.
See the SIXTH and EIGHTH Articles of the Registrant’s Articles of Incorporation.
See also, Article II, “Meetings of Stockholders,” of the Registrant’s By-Laws.

2

(6)(a)	Investment Advisory Agreement between the Registrant, on behalf of Jacob Internet
Fund, and Jacob Asset Management of New York LLC dated November 26, 1999 is incorporated by reference to Registrant’s Post-Effective Amendment No. 4 on Form N-
1A as filed with the SEC via EDGAR on December 29, 2003 (File No. 811-09447).

(i)	Fee Waiver Agreement dated January 1, 2009 between the Registrant, on behalf of Jacob Internet Fund, and Jacob Asset Management of New York LLC is incorporated by reference to Registrant’s Post-Effective Amendment No. 10 on Form N-1A as filed with the SEC via EDGAR on December 22, 2008 (File No.
333-82865).

(6)(b)	Form of Investment Advisory Agreement between the Registrant, on behalf of the Jacob Small
Cap Growth Fund, and Jacob Asset Management of New York LLC is incorporated by reference to Registrant’s Post-Effective Amendment No. 11 on Form N-1A as filed with the SEC via
EDGAR on November 9, 2009 (File No. 333-82865).

(i)	Form of Fee Waiver Agreement between the Registrant, on behalf of the Jacob Small Cap Growth Fund, and Jacob Asset Management of New York LLC is incorporated by reference to Registrant’s Post-Effective Amendment No. 11 on Form N-1A as filed with the SEC via EDGAR on November 9, 2009 (File No. 333-82865).

(7)(a)	Distribution Agreement between the Registrant and Quasar Distributors, LLC dated
November 1, 2003 is incorporated by reference to Registrant’s Post-Effective
Amendment No. 4 on Form N-1A as filed with the SEC via EDGAR on December 29,
2003 (File No. 811-09447).

	(i)	Form of Amended Exhibit A to the Distribution Agreement, dated November 1, 2003, between the Registrant and Quasar Distributors, LLC is incorporated by reference to Registrant’s Post-Effective Amendment No. 11 on Form N-1A as filed with the SEC via EDGAR on November 9, 2009 (File No. 333-82865).
(8)	Bonus or Profit Sharing Contracts.
	Not	Applicable.

(9)(a)	Custodian Servicing Agreement between the Registrant and U.S. Bank, N.A. (formerly,
Firstar Bank Milwaukee, N.A.) dated August 27, 1999 is incorporated by reference to
Registrant’s Post-Effective Amendment No. 4 on Form N-1A as filed with the SEC via
EDGAR on December 29, 2003 (File No. 811-09447).

(i)	Amendment to Custodian Servicing Agreement between the Registrant and U.S. Bank, N.A. (formerly, Firstar Bank, N.A.) dated as of January 1, 2002 is incorporated by reference to Registrant’s Post-Effective Amendment No. 4 on Form N-1A as filed with the SEC via EDGAR on December 29, 2003 (File No. 811-09447).

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(10)(a) Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated October 11, 2002, on behalf of Jacob Internet Fund, is incorporated by reference to Registrant’s Post-Effective Amendment No. 4 on Form N-1A as filed with the SEC via EDGAR on December 29, 2003 (File No. 811-09447).

(10)(b) Amended and Restated Shareholder Servicing Agreement between the Registrant and Jacob Asset Management of New York LLC dated October 17, 2003, on behalf of Jacob Internet Fund, is incorporated by reference to Registrant’s Post-Effective Amendment No. 4 on Form N-1A as filed with the SEC via EDGAR on December 29, 2003 (File No.811-09447).

(10)(c) Form of Distribution and Shareholder Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, on behalf of the Jacob Small Cap Growth Fund, is incorporated by reference to Registrant’s Post-Effective Amendment No. 11 on Form N-1A as filed with the SEC via EDGAR on November 9, 2009 (File No. 333-82865).

(11)	Opinion and Consent of Counsel as to legality of shares being registered (to be filed by amendment).
(12)	Opinion and Consent of Counsel as to the tax matters and consequences to shareholders (to be filed by amendment).

(13)(a) Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC (formerly, Firstar Mutual Fund Services, LLC) dated August 27, 1999 is incorporated by reference to Registrant’s Post-Effective Amendment No. 4 on Form N-1A as filed with the SEC via EDGAR on December 29, 2003 (File No. 811-09447).

(i)	Amendment to Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC (formerly, Firstar Mutual Fund Services, LLC) dated as of January 1, 2002 is incorporated by reference to Registrant’s Post-Effective Amendment No. 4 on Form N-1A as filed with the SEC via EDGAR on December 29, 2003 (File No. 811-09447).

(13)(b) Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC (formerly, Firstar Mutual Fund Services, LLC) dated August 27, 1999 is incorporated by reference to Registrant’s Post-Effective Amendment No. 4 on Form N-1A as filed with the SEC via EDGAR on December 29, 2003 (File No. 811-09447).

(i)	Amendment to Transfer Agent Servicing Agreement between the Registrant and
U. S. Bancorp Fund Services, LLC (formerly, Firstar Mutual Fund Services, LLC)
dated as of January 1, 2002 is incorporated by reference to Registrant’s Post-
Effective Amendment No. 4 on Form N-1A as filed with the SEC via EDGAR on
December 29, 2003 (File No. 811-09447).

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(ii)	Amendment to Transfer Agent Servicing Agreement between the Registrant and
U. S. Bancorp Fund Services, LLC (formerly, Firstar Mutual Fund Services, LLC)
dated as of April 12, 2002 is incorporated by reference to Registrant’s Post-
Effective Amendment No. 4 on Form N-1A as filed with the SEC via EDGAR on
December 29, 2003 (File No. 811-09447).

(iii)	Amendment to Transfer Agent Servicing Agreement between the Registrant and
U. S. Bancorp Fund Services, LLC (formerly, Firstar Mutual Fund Services, LLC)
dated as of July 24, 2002 is incorporated by reference to Registrant’s Post-
Effective Amendment No. 4 on Form N-1A as filed with the SEC via EDGAR on
December 29, 2003.

(iv)	Amendment to Transfer Agent Servicing Agreement between the Registrant and
U. S. Bancorp Fund Services, LLC (formerly, Firstar Mutual Fund Services, LLC)
dated as of October 1, 2003 is incorporated by reference to Registrant’s Post-
Effective Amendment No. 4 on Form N-1A as filed with the SEC via EDGAR on
December 29, 2003 (File No. 811-09447).

(v)	Addendum to Transfer Agent Servicing Agreement between Registrant and U.S.
Bancorp Fund Services, LLC (formerly, Firstar Mutual Fund Services, LLC)
dated as of October 17, 2008 is incorporated by reference to Registrant’s Post-
Effective Amendment No. 10 on Form N-1A as filed with the SEC via EDGAR on December 22, 2008 (File No. 333-82865).

(13)(c) Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC (formerly, Firstar Mutual Fund Services, LLC) effective as of August 27, 1999 is incorporated by reference to Registrant’s Post-Effective Amendment No. 4 on Form N-1A as filed with the SEC via EDGAR on December 29, 2003 (File No. 811-09447).

(i)	Amendment to Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC (formerly, Firstar Mutual Fund Services, LLC) dated as of January 1, 2002 is incorporated by reference to Registrant’s Post-Effective Amendment No. 4 on Form N-1A as filed with the SEC via EDGAR on December 29, 2003 (File No. 811-09447).
(14)	Consent of Independent Registered Public Accounting Firm is filed herewith as Exhibit No. EX-99.14.
(15)	Omitted financial statements.
Not applicable.
(16)	Powers of Attorney.
Not Applicable.

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(17) Form of Voting Instruction Card is filed herewith as Exhibit No. EX-99.17.

ITEM 17. UNDERTAKINGS

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement on Form N-14 by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement on Form N-14 and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees to file, by post-effective amendment, an opinion of counsel supporting the tax consequences of the Reorganization within a reasonably prompt time after receipt of such opinion.

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SIGNATURES

     As required by the Securities Act of 1933, as amended (the “1933 Act”) this Registration Statement has been signed on behalf of the Registrant, in the City of Manhattan Beach, and the State of California on the 6th day of November, 2009.

Jacob Internet Fund Inc. /s/ Ryan I. Jacob Ryan I. Jacob President, Chief Executive Officer, Director and Chairman of the Board

     As required by the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Ryan I. Jacob	President, Chief Executive	November 6, 2009
Ryan I. Jacob	Officer, Director and
Chairman of the Board

/s/ Francis J. Alexander	Vice President, Secretary and	November 6, 2009
Francis J. Alexander	Treasurer

/s/ William B. Fell*	Director	November 6, 2009
William B. Fell

/s/ Christopher V. Hajinian	Director	November 6, 2009
Christopher V. Hajinian

/s/ Leonard S. Jacob	Director	November 6, 2009
Leonard S. Jacob

/s/ Jeffrey I. Schwarzschild	Director	November 5, 2009
Jeffrey I. Schwarzschild

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EXHIBIT INDEX
EXHIBITS	EXHIBIT NO.

Consent of Independent Registered Public Accounting	EX-99.14
Firm
Form of Voting Instruction Card	EX-99.17

8